UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2010 – JUNE 30, 2010
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2010

Managers AMG Essex Large Cap Growth Fund

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Global Bond Fund

SAR002-0610

The Managers Funds

Semi-Annual Report — June 30, 2010 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS
Managers AMG Essex Large Cap Growth Fund	3
Managers International Equity Fund	5
Managers Emerging Markets Equity Fund	10
Managers Global Bond Fund	15

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	20

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	21
Funds’ balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	22
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	23
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	27
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	36

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During the Period*
Managers AMG Essex Large Cap Growth Fund
Based on Actual Fund Return	1.58%	$1,000	$882	$7.37
Based on Hypothetical 5% Annual Return	1.58%	$1,000	$1,017	$7.90
Managers International Equity Fund
Based on Actual Fund Return	1.48%	$1,000	$851	$6.79
Based on Hypothetical 5% Annual Return	1.48%	$1,000	$1,017	$7.40
Managers Emerging Markets Equity Fund
Based on Actual Fund Return	1.77%	$1,000	$917	$8.41
Based on Hypothetical 5% Annual Return	1.77%	$1,000	$1,016	$8.85
Managers Global Bond Fund
Based on Actual Fund Return	1.10%	$1,000	$994	$5.44
Based on Hypothetical 5% Annual Return	1.10%	$1,000	$1,019	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers Funds Performance

All periods ended June 30, 2010 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

	Average Annual Total Returns[1]
The Managers Funds	Six Months	One Year	Five Years	Ten Years	Inception Date
AMG Essex Large Cap Growth Fund[2,3]	(11.84)%	2.95%	(2.63)%	(8.47)%	6/1/1984
Russell 1000® Growth Index[7]	(7.65)%	13.62%	0.38%	(5.14)%
Managers International Equity Fund[2,4]	(14.87)%	1.35%	(0.07)%	(1.05)%	12/31/1985
MSCI EAFE Index®[8]	(13.23)%	5.92%	0.88%	0.16%
Managers Emerging Markets Equity Fund[2,5]	(8.35)%	18.78%	8.98%	8.59%	2/9/1998
MSCI Emerging Markets Index®[9]	(6.17)%	23.15%	12.73%	10.02%
Managers Global Bond Fund[2,4,6]	(0.64)%	11.79%	4.71%	6.42%	3/25/1994
Barclays Capital Global Aggregate Bond Index[10]	(0.31)%	5.00%	5.03%	6.40%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium- capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[5]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets. The Fund is also subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[6]

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.

[7]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 1000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[8]

The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index® is composed of all the publicly traded stocks in developed non-U.S. Markets. The MSCI EAFE Index® consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Unlike the Fund, the MSCI EAFE Index® is unmanaged, is not available for investment, and does not incur expenses. All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

[9]

The MSCI Emerging Markets Index® is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Unlike the Fund, the MSCI EM Index is unmanaged, is not available for investment, and does not incur expenses. All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

[10]

The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Barclays Capital Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur fees.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers AMG Essex Large Cap Growth Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers AMG Essex Large Cap Growth Fund**	Russell 1000® Growth Index
Information Technology	27.6%	31.6%
Health Care	20.2%	10.9%
Consumer Discretionary	19.6%	14.1%
Industrials	13.3%	12.9%
Materials	7.6%	4.6%
Energy	6.4%	10.1%
Financials	2.6%	4.6%
Telecommunication Services	2.0%	0.9%
Consumer Staples	0.0%	10.1%
Utilities	0.0%	0.2%
Other Assets and Liabilities	0.7%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Apple, Inc.*	5.5%
Occidental Petroleum Corp.	4.2
Goldcorp, Inc.	4.0
Human Genome Sciences, Inc.	4.0
Celgene Corp.*	3.8
Salesforce.com, Inc.	3.3
Netflix, Inc.	3.3
Cummins, Inc.	3.2
BE Aerospace, Inc.	3.2
Akamai Technologies, Inc.	3.0

Top Ten as a Group	37.5%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG Essex Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 99.3%
Consumer Discretionary - 19.6%
Amazon.com, Inc.*	2,654		$289,976
McDonald’s Corp.	4,791		315,583
Mohawk Industries, Inc.*	7,117		325,674
Netflix, Inc.*	3,596		390,705
Royal Caribbean Cruises, Ltd.*	9,188		209,211
Starwood Hotels & Resorts Worldwide, Inc.	7,201		298,337
TJX Cos., Inc., The	5,861		245,869
Walt Disney Co., The	7,973		251,150
Total Consumer Discretionary			2,326,505
Energy - 6.4%
Halliburton Co.	10,616		260,623
Occidental Petroleum Corp.	6,459		498,312
Total Energy			758,935
Financials - 2.6%
JPMorgan Chase & Co.	8,415		308,073
Health Care - 20.2%
Allergan, Inc.	5,533		322,353
Celgene Corp.*	8,838		449,147
Express Scripts, Inc.*	6,620		311,272
Human Genome Sciences, Inc.*	20,881		473,164
Illumina, Inc.*	6,338		275,893
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,075		315,839
Vertex Pharmaceuticals, Inc.*	7,703		253,429
Total Health Care			2,401,097
Industrials - 13.3%
BE Aerospace, Inc.*	14,738		374,787
Cummins, Inc.	5,879		382,899
FedEx Corp.	3,989		279,669
Parker Hannifin Corp.	4,335		240,419
Rockwell Automation, Inc.	6,233		305,978
Total Industrials			1,583,752
Information Technology - 27.6%
Akamai Technologies, Inc.*	8,770	[2]	355,799
Apple, Inc.*	2,593		652,217
Broadcom Corp., Class A	9,654		318,292
Google, Inc.*	749		333,268
JDS Uniphase Corp.*	34,756		341,999
NetApp, Inc.*	8,670		323,478
Oracle Corp.	11,111		238,443
Salesforce.com, Inc.*	4,619		396,403
VMware, Inc. Class A*	5,020		314,202
Total Information Technology			3,274,101
Materials - 7.6%
Goldcorp, Inc.	10,821		474,501
Potash Corp. of Saskatchewan, Inc.	2,643		227,932
Walter Industries, Inc.	3,358		204,334
Total Materials			906,767
Telecommunication Services - 2.0%
NII Holdings, Inc., Class B*	7,306		237,591
Total Common Stocks (cost $11,835,509)			11,796,821
Short-Term Investments - 2.7%
BNY Mellon Institutional Cash Reserves Fund, Series B*[3,8]	119,397		23,282
BNY Mellon Overnight Government Fund, 0.03%[3]	91,000		91,000
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.13%	210,065		210,065
Total Short-Term Investments
(cost $420,462)			324,347
Total Investments - 102.0%
(cost $12,255,971)			12,121,168
Other Assets, less Liabilities - (2.0)%			(242,434)
Net Assets - 100.0%			$11,878,734

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers International Equity Fund**	MSCI EAFE Index
Financials	23.7%	24.4%
Consumer Discretionary	11.4%	10.2%
Materials	10.0%	10.1%
Industrials	9.7%	12.3%
Health Care	8.6%	9.0%
Energy	8.6%	7.1%
Consumer Staples	8.2%	10.6%
Information Technology	7.2%	5.2%
Telecommunication Services	5.2%	5.6%
Utilities	2.8%	5.5%
Other Equities	1.0%	0.0%
Other Assets and Liabilities	3.6%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
British American Tobacco PLC	2.1%
Vodafone Group PLC*	1.9
Sanofi-Aventis SA*	1.8
Goldcorp, Inc.	1.7
Roche Holding AG*	1.5
Mitsui Fudosan Co., Ltd.*	1.4
Royal Dutch Shell PLC, Class A*	1.3
AstraZeneca PLC	1.2
DBS Group Holdings, Ltd.	1.2
Siemens AG	1.2

Top Ten as a Group	15.3%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers International Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers International Equity Fund*	MSCI EAFE Index
Australia	2.8%	8.1%
Austria	0.0%	0.3%
Belgium	0.0%	0.9%
Bermuda	0.0%	0.4%
Brazil	3.9%	0.0%
Canada	6.2%	0.0%
Cayman Islands	0.1%	0.1%
China	2.7%	0.0%
Denmark	0.4%	1.0%
Finland	0.5%	1.0%
France	8.0%	9.3%
Germany	7.2%	7.8%
Greece	0.0%	0.2%
Hong Kong	5.7%	2.1%
India	0.6%	0.0%
Ireland	0.0%	0.3%
Israel	1.1%	0.8%
Italy	1.6%	2.7%
Japan	17.9%	23.3%
Jersey, Channel Islands	0.0%	0.5%
Luxembourg	0.4%	0.5%
Netherlands	5.1%	2.9%
New Zealand	0.0%	0.1%
Norway	0.7%	0.7%
Portugal	0.0%	0.3%
Russia	0.3%	0.0%
Singapore	2.2%	1.6%
South Africa	0.6%	0.0%
South Korea	2.0%	0.0%
Spain	0.0%	3.5%
Supranational & Other	0.0%	0.1%
Sweden	0.5%	2.9%
Switzerland	6.3%	8.0%
Taiwan	1.9%	0.0%
United Kingdom	17.3%	20.5%
United States	4.0%	0.1%

	100.0%	100.0%

*	As a percentage of total market value on June 30, 2010

Managers International Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 95.4%
Consumer Discretionary - 11.4%
adidas-Salomon AG (Germany)	13,681		$662,366
Bayerische Motoren Werke AG (Germany)	17,200		835,519
Bridgestone Corp. (Japan)	41,200		651,462
Compass Group PLC (United Kingdom)	90,399		687,708
Ctrip.com International, Ltd. (China)*	12,500		469,500
Cyrela Brazil Realty, S.A. (Brazil)	33,500		364,510
Esprit Holdings, Ltd. (Hong Kong)	61,647		331,128
GOME Electrical Appliances Holdings, Ltd. (Hong Kong)*	1,224,000	[2]	369,370
Inchcape PLC (United Kingdom)*	102,398		374,164
Lagardere (France)	11,700		364,916
Marks & Spencer Group PLC (United Kingdom)	78,500		386,723
Matsushita Electric Industrial Co., Ltd. (Japan)	50,900		635,581
New World Department Store China, Ltd. (China)	29,000		26,221
Nissan Motor Co., Ltd. (Japan)*	80,700		562,356
Parkson Retail Group, Ltd. (China)	62,000		104,506
PDG Realty SA Empreendimentos e Participacoes (Brazil)	74,000		619,878
Pearson PLC (United Kingdom)	59,888		787,633
Persimmon PLC (United Kingdom)*	88,448		459,078
Sekisui House, Ltd. (Japan)	57,000		487,493
SES SA (France)	29,414		611,710
Sharp Corp. (Japan)	51,000		537,980
Sony Corp. (Japan)	16,400		437,437
Vivendi Universal SA (France)	33,820		687,295
Total Consumer Discretionary			11,454,534
Consumer Staples - 8.2%
British American Tobacco PLC (United Kingdom)	67,451		2,140,611
Carlsberg A/S, Class B (Denmark)	3,775		287,689
Casino Guichard-Perrachon SA (France)	5,000		379,425
Diageo PLC (United Kingdom)	3,184		50,014
Groupe Danone SA (France)	3,752		201,146
Heineken N.V. (Netherlands)	13,803		585,073
Imperial Tobacco Group PLC (United Kingdom)	17,900		500,138
Japan Tobacco, Inc. (Japan)	221		687,552
Kirin Brewery Co., Ltd. (Japan)	54,000		679,838
Metro AG (Germany)	4,748		242,251
Nestle SA, Registered (Switzerland)	4,733		228,220
SABMiller PLC (United Kingdom)	15,322		429,636
Seven & i Holdings Co., Ltd. (Japan)	18,300		419,277
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	28,000		68,649
Unilever N.V. (Netherlands)	24,451		667,739
Unilever PLC (United Kingdom)	16,700		446,424
Uni-President Enterprises Corp. (Taiwan)	179,097		196,811
Total Consumer Staples			8,210,493
Energy - 8.6%
BP PLC (United Kingdom)	154,202		738,190
Canadian Natural Resources, Ltd. (Canada)	16,400		544,279
Cenovus Energy, Inc. (Canada)	10,568		272,005
China Shenhua Energy Co., Ltd. (China)	162,500		586,252
CNOOC, Ltd. (Hong Kong)	3,900	[2]	663,663
EnCana Corp. (Canada)	10,168		307,939
Nexen, Inc. (Canada)	33,060		650,300
OAO Gazprom, Sponsored ADR (Russia)	28,000		527,192
Penn West Energy Trust (Canada)	28,351	[2]	540,628
Petrofac, Ltd. (United Kingdom)	33,040		581,271
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	9,600		329,472
Royal Dutch Shell PLC, Class A (Netherlands)	52,800	[2]	1,327,271
Straits Asia Resources, Ltd. (Singapore)	273,000		385,751
Suncor Energy, Inc. (Canada)	19,300		568,004
Technip-Coflexip, ADR (France)	10,488		601,550
Total Energy			8,623,767
Financials - 23.7%
Allianz SE (Germany)	10,100		999,633
Banco do Brasil, S.A. (Brazil)	45,800		634,095
Banco Santander, S.A. (Brazil)	32,200		331,812
Bank of China, Ltd., Class H (China)	1,351,000		681,583
Bank of East Asia, Ltd. (Hong Kong)	48,990	[2]	176,736
Bank of Yokohama, Ltd., The (Japan)	110,000		503,191
Barclays PLC (United Kingdom)	264,534		1,055,887
BNP Paribas SA (France)	14,810		796,791
CapitaLand, Ltd. (Singapore)	177,500		452,615
CapitaMalls Asia, Ltd. (Singapore)	117,000		174,930
Cathay Financial Holding Co., Ltd. (Taiwan)	160,300		237,144
China Life Insurance Co., Ltd. (China)	55,000		240,528
China Minsheng Banking Corp., Ltd. (China)	75,600		65,731
China Overseas Land & Investment, Ltd. (Hong Kong)	493,360		919,284

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 23.7% (continued)
Chinatrust Financial Holding Co., Ltd. (Taiwan)	318,917		$174,258
Credit Suisse Group AG (Switzerland)	16,631		625,280
Dai-ichi Mutual Life Insurance Co., The (Japan)	574		795,933
Daiwa House Industry Co., Ltd. (Japan)	28,000		251,892
Daiwa Securities Group, Inc. (Japan)	31,000		130,881
Danske Bank A/S (United States)	15,900		305,955
DBS Group Holdings, Ltd. (Singapore)	122,500		1,188,849
Deutsche Bank AG (Germany)	8,700		488,673
Deutsche Boerse AG (Germany)	4,361		264,947
DnB Holding ASA (Norway)	70,800		680,969
Hana Financial Group, Inc. (South Korea)	7,000		185,609
Hang Lung Group, Ltd. (Hong Kong)	15,900		85,688
Hang Lung Properties, Ltd. (Hong Kong)	36,000		137,698
HDFC Bank, Ltd. (India)	12,895		529,571
Henderson Land Development Co., Ltd. (Hong Kong)	61,000		357,281
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	51,200		798,539
Industrial and Commercial Bank of China, Ltd., Class H (China)	311,000		226,052
ING Groep N.V. (Netherlands)*	68,987		510,540
Itau Unibanco Banco Holding S.A. (Brazil)	20,564		370,720
KB Financial Group, Inc. (South Korea)	12,125		464,761
Klepierre (France)	232	[2]	6,410
Mitsubishi Estate Co., Ltd. (Japan)	20,000		278,433
Mitsubishi Tokyo Financial Group, Inc. (Japan)	31,500		143,032
Mitsui Fudosan Co., Ltd. (Japan)	99,000		1,377,929
National Australia Bank, Ltd. (Australia)	36,300		701,834
Nomura Holdings, Inc. (Japan)	146,000		797,669
Old Mutual PLC (United Kingdom)	291,700		446,606
Prudential PLC (United Kingdom)	67,976		512,716
Standard Chartered PLC (United Kingdom)	19,698		479,654
Sumitomo Mitsui Financial Group, Inc. (Japan)	21,200		600,010
Sumitomo Realty & Development Co., Ltd. (Japan)	18,000		305,855
Sun Hung Kai Properties, Ltd. (Hong Kong)	38,000		519,687
T&D Holdings, Inc. (Japan)	8,800		188,165
UniCredito Italiano SpA (Italy)	284,475		629,270
Westpac Banking Corp. (United States)	27,414		483,212
Zurich Financial Services AG (Switzerland)	1,858		409,528
Total Financials			23,724,066
Health Care - 8.6%
Actelion, Ltd. (Switzerland)*	8,881		332,521
AstraZeneca PLC (United Kingdom)	25,700		1,211,647
Bayer AG (Germany)	16,400		916,457
GlaxoSmithKline PLC (United Kingdom)	16,199		275,073
Lonza Group AG (Switzerland)	2,622		174,571
Mindray Medical International, Ltd., ADR (China)	9,800	[2]	307,916
Novartis AG (Switzerland)	23,608		1,144,118
Roche Holding AG (Switzerland)	10,633		1,463,544
Sanofi-Aventis SA (France)	29,241		1,761,110
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	20,400		1,060,596
Total Health Care			8,647,553
Industrials - 9.7%
ABB, Ltd. (Switzerland)*	39,372		685,489
ABB, Ltd., ADR (Switzerland)*	35,230		615,732
BAE Systems PLC (United Kingdom)	109,800		511,033
Bouygues (France)	17,500		675,528
FANUC, Ltd. (Japan)	5,100		575,905
Far Eastern New Century Corp. (Taiwan)	179,783		184,891
HOCHTIEF AG (Germany)	4,700		280,617
Kajima Corp. (Japan)	48,000		108,821
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	27,247		813,653
Leighton Holdings, Ltd. (Australia)	14,605	[2]	351,266
Mitsubishi Corp. (Japan)	25,700		531,693
Mitsubishi Heavy Inds., Ltd. (Japan)	94,000		324,276
Mitsui & Co., Ltd. (Japan)	26,300		306,810
Nippon Yusen Kabushiki Kaisha (Japan)	158,000		575,795
Randstad Holding N.V. (Netherlands)*	15,300		601,218
Rolls-Royce Group PLC (United Kingdom)	80,400		671,081
Rolls-Royce Group PLC, Class C (United Kingdom)*	7,236,000		10,811
Shimizu Corp. (Japan)	36,000		123,035
Siemens AG (Germany)	13,288		1,188,477
Tostem Inax Holding Corp. (Japan)	13,000		248,142
Vestas Wind Systems A/S (Denmark)*	2,770		115,277
Yamato Transport Co., Ltd. (Japan)	17,000		225,004
Total Industrials			9,724,554

The accompanying notes are an integral part of these financial statements.

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 7.2%
AIXTRON AG (Germany)	16,851	[2]	$398,380
ASML Holding N.V. (Netherlands)	23,264		640,224
AU Optronics Corp., Sponsored ADR (Taiwan)	46,453		412,503
Cap Gemini SA (France)	12,100		531,791
Companhia Brasileira de Meios de Pagamentos (Brazil)	16,900		143,627
Ericsson (LM), Class B (Sweden)	48,670		539,859
Gemalto NV (France)*	14,204	[2]	534,552
Murata Manufacturing Co., Ltd. (Japan)	700		33,382
Nokia Oyj (Finland)	61,800		503,721
Redecard, S.A. (Brazil)	18,000		254,393
Ricoh Co., Ltd. (Japan)	43,000		548,315
Samsung Electronics Co., Ltd. (South Korea)	1,370		859,285
SJM Holdings, Ltd. (United States)	850,000		711,880
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	45,620		445,250
Toshiba Corp. (Japan)*	143,000		708,361
Total Information Technology			7,265,523
Materials - 10.0%
Air Liquide SA (France)	4,747		479,384
Barrick Gold Corp. (Canada)	13,486		612,130
First Quantum Minerals, Ltd. (Canada)	8,300		417,514
Gold Fields, Ltd. (South Africa)	29,663		397,809
Goldcorp, Inc. (Canada)	39,000		1,707,567
Impala Platinum Holdings, Ltd. (South Africa)	8,900		207,548
Incitec Pivot, Ltd. (Australia)	220,239		498,088
Kazakmys PLC (United Kingdom)	10,400		152,661
Kinross Gold Corp. (Canada)	14,600		249,514
Newcrest Mining, Ltd. (Australia)	26,183		763,930
Rio Tinto PLC (United Kingdom)	15,900		698,238
Shin-Etsu Chemical Co., Ltd. (Japan)	15,000		697,428
Syngenta AG (Switzerland)	2,606		602,028
Taiwan Fertilizer Co., Ltd. (Taiwan)	94,000		245,930
Toray Industries, Inc. (Japan)	75,700	[2]	362,836
Vale, S.A., ADR (Brazil)	32,800		689,456
Xstrata PLC (United Kingdom)	65,400		856,403
Yamana Gold, Inc. (Canada)	39,459		404,765
Total Materials			10,043,229
Telecommunication Services - 5.2%
Bharti Tele-Ventures, Ltd. (India)	22,614		127,317
KT Corp. (South Korea)	27,200		521,425
Nippon Telegraph & Telephone Corp. (Japan)	24,700		1,006,176
NTT DoCoMo, Inc. (Japan)	427		646,602
Telecom Italia S.p.A. (Italy)	506,800		559,687
Telecom Italia S.p.A., RSP (Italy)	464,100		423,938
Vodafone Group PLC (United Kingdom)	917,896		1,891,315
Total Telecommunication Services			5,176,460
Utilities - 2.8%
E.ON AG (Germany)	27,700		744,805
Electricite de France SA (France)	11,900	[2]	452,756
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	305,337		755,024
National Grid PLC (United Kingdom)	37,226		271,786
Tokyo Electric Power Company, Inc., The (Japan)	22,300		606,637
Total Utilities			2,831,008
Total Common Stocks (cost $104,175,458)			95,701,187
Other Equities - 1.0%
Hirco PLC (South Africa)*	2,800		5,629
SPDR Gold Shares (United States)*	7,800		949,104
Total Other Equities (cost $633,669)			954,733
Warrants - 0.4%
Henderson Land Development Co., Ltd., 06/01/11 (Hong Kong)	12,600		2,136
Hon Hai Precision Co., Ltd., 09/29/14 (United States)	121,000		427,130
Total Warrants (cost $428,461)			429,266
Short-Term Investments - 5.3%
BNY Institutional Cash Reserves Fund, Series B*[3,8]	104,356		20,349
BNY Mellon Overnight Government Fund, 0.03%[3]	3,029,000		3,029,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	2,300,987		2,300,987
Total Short-Term Investments
(cost $5,434,343)			5,350,336
Total Investments - 102.1%
(cost $110,671,931)			102,435,522
Other Assets, less Liabilities - (2.1)%			(2,062,666)
Net Assets - 100.0%			$100,372,856

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Emerging Markets Equity Fund**	MSCI EM Index
Financials	25.7%	25.3%
Energy	14.6%	14.2%
Materials	14.2%	14.2%
Information Technology	11.5%	13.2%
Consumer Discretionary	8.2%	6.5%
Telecommunication Services	7.0%	8.4%
Consumer Staples	6.0%	6.8%
Industrials	5.7%	6.8%
Utilities	3.8%	3.8%
Health Care	0.0%	0.8%
Other Assets and Liabilities	3.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Samsung Electronics Co., Ltd.*	2.7%
America Movil, S.A.B. de C.V.	2.1
China Construction Bank Corp.*	2.0
OAO Gazprom, ADR*	2.0
CNOOC, Ltd.*	1.8
POSCO*	1.6
China Mobile, Ltd.	1.6
Vale, S.A., Sponsored ADR*	1.5
Ping An Insurance (Group) Co. of China, Ltd.	1.5
Hon Hai Precision Industry Co., Ltd.*	1.5

Top Ten as a Group	18.3%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Emerging Markets Equity Fund

Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers Emerging Markets Equity Fund*	MSCI EM Index
Bermuda	0.0%	0.7%
Brazil	13.6%	15.4%
Cayman Islands	0.0%	2.8%
Chile	10.5%	1.5%
China	0.0%	10.7%
Colombia	0.0%	0.8%
Czech Republic	0.0%	0.4%
Egypt	0.8%	0.5%
Hong Kong	8.0%	4.9%
Hungary	0.2%	0.4%
India	6.7%	8.4%
Indonesia	3.5%	2.4%
Israel	0.2%	0.0%
Kazakhstan	0.2%	0.0%
Luxembourg	1.5%	0.0%
Malaysia	2.4%	2.9%
Mexico	5.5%	4.4%
Morocco	0.0%	0.2%
Panama	0.6%	0.0%
Philippines	0.7%	0.5%
Poland	0.3%	1.3%
Russia	8.8%	5.9%
South Africa	2.8%	7.2%
South Korea	14.2%	13.6%
Taiwan	8.8%	10.9%
Thailand	2.9%	1.5%
Turkey	3.6%	1.6%
United Kingdom	0.7%	0.0%
United States	3.5%	1.1%

	100.0%	100.0%

*	As a percentage of total market value on June 30, 2010

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 8.2%
Belle International Holdings, Ltd. (Hong Kong)	721,000	$1,022,871
CTC Media, Inc. (Russia)	1,677	24,216
Ctrip.com International, Ltd. (China)*	13,200	495,792
Cyfrowy Polsat SA (Poland)*	21,640	89,979
Estacio Participacoes, S.A., (Brazil)	11,483	127,872
Genting Malaysia Berhad (Malaysia)	76,300	166,899
Golden Eagle Retail Group, Ltd. (China)	151,000	315,256
Grupo Televisa SA (Mexico)	28,500	496,185
Hero Honda Motors, Ltd. (India)	15,822	694,076
Hyundai Department Store Co., Ltd. (South Korea)	2,723	260,130
Hyundai Mobis Co., Ltd. (South Korea)	586	98,287
Hyundai Motor Co., Ltd. (South Korea)	6,220	727,794
LG Electronics, Inc. (South Korea)	7,863	597,934
Lojas Renner, S.A., (Brazil)	25,700	703,511
Parkson Retail Group, Ltd. (China)	151,500	255,366
Turk Sise ve Cam Fabrikalari A.S. (Turkey)	334,541	365,372
Urbi Desarrollos Urbanos, S.A. de CV (Mexico)*	155,130	287,876
Total Consumer Discretionary		6,729,416
Consumer Staples - 6.0%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	48,929	571,115
BRF - Brasil Foods S.A. (Brazil)	27,220	357,705
China Mengniu Dairy Co., Ltd. (Hong Kong)	114,000	369,497
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	5,732	398,489
Companhia de Bebidas das Americas, ADR (Brazil)	1,400	141,414
Hengan International Group Co. (Hong Kong)	29,500	238,874
ITC, Ltd. (India)	79,422	518,175
Kuala Lumpur Kepong Berhad (Malaysia)	78,200	395,080
LG Household & Health Care, Ltd. (South Korea)	1,203	341,650
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)*	169,000	153,319
Shinsegae Co., Ltd. (South Korea)	2,357	1,018,399
Shoprite Holdings, Ltd. (South Africa)	9,689	104,166
Wal-Mart de Mexico SAB de CV (Mexico)	131,200	290,641
Total Consumer Staples		4,898,524
Energy - 14.6%
Banpu PLC, NVDR (Thailand)	12,800	237,070
Cairn India, Ltd. (India)*	31,196	202,004
China Shenhua Energy Co., Ltd. (China)	110,000	396,848
CNOOC, Ltd. (Hong Kong)	857,790	1,457,967
Integra Group Holdings, GDR (Russia)*	45,105	100,137
LUKOIL Holdings, ADR (Russia)	16,493	849,390
NovaTek OAO, Sponsored GDR (Russia)	1,600	114,045
OAO Gazprom, ADR (Russia)	87,969	1,656,306
OAO Rosneft Oil Co., GDR (Russia) (a)*	55,966	341,393
OGX Petroleo e Gas Participacoes, S.A., (Brazil)*	67,700	628,991
PetroChina Co., Ltd. (China)	318,000	351,729
Petroleo Brasileiro, S.A., ADR (Brazil)	27,188	810,202
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	28,460	976,747
PT Adaro Energy Tbk (Indonesia)	956,000	207,647
PTT PLC, NVDR (Thailand)	62,300	468,384
Reliance Industries, Ltd. (India)	30,940	720,082
Rosneft Oil, GDR (Russia)*	59,700	364,064
Sasol, Ltd. (South Africa)	15,792	561,021
SK Energy Co., Ltd. (South Korea)	2,058	183,040
Tenaris, S.A., (Luxembourg)	14,000	484,540
Tupras Turkiye Petrol Rafine (Turkey)	44,355	804,572
Total Energy		11,916,179
Financials - 25.7%
ABSA Group, Ltd. (South Africa)	17,866	281,394
Banco Bradesco, S.A., (Brazil)	19,287	305,892
Bangkok Bank PCL (Thailand)	128,400	502,058
Bank of China, Ltd., Class H (China)	1,724,000	869,763
BM&F Bovespa, S.A., (Brazil)	51,300	332,526
BR Malls Participacoes, S.A., (Brazil)	14,100	185,292
BR Properties, S.A., (Brazil)	54,000	376,953
Bumiputra-Commerce Holdings Berhad (Malaysia)	268,500	578,100
Cathay Financial Holding Co., Ltd. (Taiwan)	300,000	443,814
China Construction Bank Corp. (China)	2,068,000	1,664,767
China Life Insurance Co., Ltd. (China)	35,000	153,063
China Pacific Insurance (Group) Co., Ltd. (China)	74,800	295,943
Chinatrust Financial Holding Co., Ltd. (Taiwan)	1,114,326	608,872

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 25.7% (continued)
Commercial International Bank (Egypt)	27,102		$317,277
Daegu Bank, Ltd., The (South Korea)	21,160		240,391
EFG-Hermes (Egypt)	27,306		137,740
Franshion Properties China, Ltd. (Hong Kong)	974,000		267,788
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	286,800		1,086,612
Halyk Savings Bank of Kazakhstan, GDR (Kazakhstan)*	17,515		137,284
Hana Financial Group, Inc. (South Korea)	8,900		235,988
HDFC Bank, Ltd. (India)	17,017		698,853
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,260,958		916,533
Itau Unibanco Banco Holding S.A., (Brazil)	25,696		463,240
Itau Unibanco Banco Holding S.A., ADR (Brazil)	54,854		987,921
Kasikornbank PLC, NVDR (Thailand)	142,700		396,409
OTP Bank NyRt. (Hungary)*	8,745		176,320
Ping An Insurance (Group) Co. of China, Ltd. (China)	148,883		1,230,351
Poly Investments, Ltd. (Hong Kong)	177,000		173,467
Powszechny Zaklad Ubezpieczen S.A., (Poland)*	1,406		145,062
PT Bank Mandiri (Indonesia)	1,676,000		1,098,229
Public Bank Berhad (Malaysia)	167,068		613,629
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,149		658,597
Sberbank, GDR (Russia)	2,556		637,443
Sberbank-CLS (Russia)	249,000		598,235
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (China)	2,142		2,808
Shinhan Financial Group Co., Ltd. (South Korea)	29,260		1,077,035
Siam Commercial Bank Public Company, Ltd. (Thailand)	144,900		360,399
Standard Bank Group, Ltd. (South Africa)	28,063		372,146
Turkiye Garanti Bankasi A.S. (Turkey)	89,912		374,181
Turkiye Halk Bankasi A.S. (Turkey)	42,098		310,790
Turkiye Is Bankasi (Isbank) (Turkey)	94,458		292,331
VTB Bank, GDR (Russia)	86,617	[2]	416,095
Total Financials			21,021,591
Industrials - 5.7%
Aveng, Ltd. (South Africa)	43,387		193,743
Beijing Enterprises Holdings, Ltd. (Hong Kong)	36,000		233,701
Bharat Heavy Electricals, Ltd. (India)	6,692		352,579
China Merchants Holdings International Co., Ltd. (Hong Kong)	98,000		323,523
China Shipping Development Co., Ltd. (China)	290,000		364,751
Companhia de Concessoes Rodoviarias (Brazil)	10,700		219,335
Copa Holdings, S.A., Class A (Panama)*	11,400		504,108
COSCO Pacific, Ltd. (Hong Kong)	222,000		262,008
Far Eastern New Century Corp. (Taiwan)	248,000		255,047
GS Engineering & Construction Corp. (South Korea)	4,467		270,622
Hyundai Engineering & Construction Co. (South Korea)	9,955		457,723
Hyundai Heavy Industries Co., Ltd. (South Korea)	605		115,123
IJM Corp. Berhad (Malaysia)	139,000		210,378
Jiangsu Expressway Co., Ltd. (China)	280,000		253,241
Orascom Construction Industries (Egypt)	3,292		129,601
Raubex Group, Ltd. (South Africa)	35,202		86,929
TAV Havalimanlari Holding A.S. (Turkey)*	31,820		112,802
United Tractors Tbk PT (Indonesia)	138,000		282,851
Total Industrials			4,628,065
Information Technology - 11.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	595,893		469,188
AsiaInfo Holdings, Inc. (China)*	5,700		124,602
Asustek Computer, Inc. (Taiwan)	31,650		233,137
Asustek Computer, Inc., GDR (Taiwan)	503		18,592
Catcher Technology Co., Ltd. (Taiwan)	72,000		155,308
Hon Hai Precision Industry Co., Ltd. (Taiwan)	343,611		1,204,416
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)*	555		3,938
Hynix Semiconductor, Inc. (South Korea)*	3,320		67,107
Infosys Technologies (India)	10,225		610,056
LG Display Co., Ltd. (South Korea)	16,770		551,564
MediaTek, Inc. (Taiwan)	34,000		474,564
Pegatron Corp. (Taiwan)*	91,943		85,987
Samsung Electronics Co., Ltd. (South Korea)	3,535		2,217,203
Samsung Electronics Co., Ltd., GDR, (South Korea)(a)	1,020		323,037
Siliconware Precision Industries Co. (Taiwan)	225,871		243,390
Siliconware Precision Industries Co., ADR (Taiwan)	77,400		414,090

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 11.5% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	495,584		$926,268
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	56,035		546,902
Tata Consultancy Services, Ltd. (India)	35,984		577,429
Tencent Holdings, Ltd. (China)	12,000		198,807
Total Information Technology			9,445,585
Materials - 14.2%
African Rainbow Minerals, Ltd. (South Africa)	2,407		50,365
Anglo American PLC (United Kingdom)*	15,569		542,504
AngloGold Ashanti, Ltd. (South Africa)	4,839		208,846
Anhui Conch Cement Co., Ltd. (China)	133,872	[2]	389,200
Bradespar, S.A., (Brazil)	7,450		135,049
CEMEX, S.A.,B. de C.V. (Mexico)*	60,216		582,289
China Steel Corp. (Taiwan)	537,739		495,382
Evraz Group SA, GDR (Luxembourg)*	12,146		283,282
Gerdau SA, Sponsored ADR (Brazil)	29,900		394,082
GMK Norilsk Nickel, Sponsored ADR (Russia)	33,420		482,919
Hidili Industry International Development, Ltd. (China)	326,000		240,134
Impala Platinum Holdings, Ltd. (South Africa)	12,218		284,363
Indocement Tunggal Prakarsa Tbk PT (Indonesia)*	179,500		310,282
KG Chemical Co., Ltd. (South Korea)	2,192		549,733
LSR Group OJSC, GDR (Russia)*	26,996		202,950
Mechel OAO (Russia)	3,300		59,862
MMC Norilsk Nickel, ADR (Russia)	12,100		173,430
MMX Mineracao e Metalicos S.A., (Brazil)*	53,200		311,242
POSCO (South Korea)	3,538		1,340,587
Raspadskaya (Russia)*	79,212		304,348
Severstal, GDR, Reg S (Russia)*	14,500		139,724
Southern Copper Corp. (United States)	9,200		244,168
Taiwan Fertilizer Co., Ltd. (Taiwan)	143,000		374,128
Tata Steel Ltd. (India)	20,374		210,925
Ternium SA (Luxembourg)*	14,200	[2]	467,464
Uralkaliy OAO (Russia)	8,000		142,385
Usinas Siderurgicas de Minas Gerais, S.A., (Brazil)	20,000		531,967
Usinas Siderurgicas de Minas Gerais, S.A., ADR (Brazil)	6,100		163,230
Vale, S.A., Sponsored ADR (Brazil)	51,467		1,253,221
Vale, S.A., ADR (Brazil)	33,999		714,659
Total Materials			11,582,720
Telecommunication Services - 7.0%
Advanced Info Service PCL (Thailand)	153,700		409,770
America Movil, S.A.,B. de C.V. (Mexico)	36,800		1,748,000
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	84,167		183,981
China Mobile, Ltd. (Hong Kong)	131,000		1,301,858
Chunghwa TelecomCo., Ltd., ADR (Taiwan)	12,200		240,218
LG Telecom, Ltd. (South Korea)	41,420		258,290
Mobile Telesystems, Sponsored ADR (Russia)*	23,487		450,011
MTN Group, Ltd. (South Africa)	8,541		111,931
Orascom Telecom Holding SAE (Egypt)	39,086		33,621
Philippine Long Distance Telephone Co. (Philippines)	6,680		341,580
Philippine Long Distance Telephone Co., Sponsored ADR (Philippines)	4,407		224,625
Turk Telekomunikasyon A.S. (Turkey)	31,101		99,285
Vivo Participacoes S.A., ADR (Brazil)	11,325		293,544
Total Telecommunication Services			5,696,714
Utilities - 3.8%
China Gas Holdings, Ltd. (Hong Kong)	722,000		401,837
China Resources Power Holdings Co. (Hong Kong)	223,800		507,252
Companhia Energetica de Minas Gerais (Brazil)	7,934		114,729
Companhia Energetica de Minas Gerais, Sponsored ADR (Brazil)	16,390		240,441
Gail India Ltd. (India)	64,909		648,989
Inter-Regional Distribution Network Co Center and Privolzhya OJSC (Russia)*	21,609,907		129,659
PT Perusahaan Gas Negara (Persero) Tbk (Indonesia)	1,933,000		819,440
Reliance Infrastructure, Ltd. (India)	8,711		223,040
Total Utilities			3,085,387
Total Common Stocks (cost $76,190,609)			79,004,181
Short-Term Investments - 3.8%
BNY Institutional Cash Reserves Fund, Series B*[3,8]	110,742		21,595
BNY Mellon Overnight Government Fund, 0.03%[3]	1,022,000		1,022,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	2,032,291		2,032,291
Total Short-Term Investments
(cost $3,165,033)			3,075,886
Total Investments - 100.5%
(cost $79,355,642)			82,080,067
Other Assets, less Liabilities - (0.5)%			(414,736)
Net Assets - 100.0%			$81,665,331

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Category	Managers Global Bond Fund**	Barclays Capital Global Aggregate Bond Index
Foreign Government	50.2%	49.4%
Corporate	35.7%	15.6%
U.S. Government	8.8%	16.5%
Asset-Backed Securities	0.5%	0.2%
Mortgage Backed Securities	0.4%	18.3%
Other Assets and Liabilities	4.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
USTN, 1.000%, 10/31/11*	6.5%
Deutschland, Republic of, 3.750%, 07/04/13*	4.4
Depfa ACS Bank, 1.650%, 12/20/16*	2.7
Government of France, 5.000%, 10/25/16*	2.4
U.K. Gilts, 4.750%, 03/04/20*	2.4
Japan Finance Corporation for Municipal Enterprises, 1.550%, 02/21/12	2.4
USTN, 2.375%, 02/28/15	2.3
Bundesrepublik Deutschland, 3.750%, 01/04/17*	2.3
Singapore, Government Of, 2.250%, 07/01/13	2.2
Norway Government Bond, 4.500%, 05/22/19	2.2

Top Ten as a Group	29.8%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Global Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 35.7%
Financials - 13.0%
Bank of America Corp., 4.750%, 05/06/19[6]	EUR	100,000	$113,376
Bank of Nova Scotia, The, 2.250%, 01/22/13	USD	75,000	76,045
BBVA Bancomer SA, Texas, 7.250%, 04/22/20(a)	USD	100,000	98,658
British American Tobacco Holdings, The Netherlands, B.V., 4.000%, 07/07/20	EUR	50,000	61,262
Canara Bank, 6.365%, 11/28/21[6]	USD	150,000	146,384
Commonwealth Bank of Australia, 3.500%, 03/19/15(a)	USD	200,000	202,637
Depfa ACS Bank, 1.650%, 12/20/16	JPY	70,000,000	630,409
ICICI Bank, Ltd., 6.375%, 04/30/22(a)[6]	USD	140,000	128,801
KfW Bankengruppe, 2.600%, 06/20/37	JPY	23,000,000	283,578
Landesbank Baden-Wuerttemberg, Series 14, 3.750%, 02/12/14	EUR	120,000	156,892
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	40,000	62,438
Muenchener Hypothekenbank eG, 5.000%, 01/16/12(a)	EUR	170,000	219,633
Network Rail Infrastructure Finance PLC, Series EMTN, 3.500%, 06/17/13	USD	300,000	316,844
Nomura Holdings, Inc., 6.700%, 03/04/20	USD	70,000	74,056
Nordea Bank AB, 3.700%, 11/13/14(a)	USD	100,000	101,871
ProLogis, 6.625%, 05/15/18	USD	60,000	57,167
SLM Corp., 5.000%, 10/01/13	USD	150,000	143,395
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000	65,500
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17(a)	USD	140,000	140,149
Total Financials			3,079,095
Industrials - 21.4%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	100,000	166,501
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15(a)	USD	150,000	153,530
Avnet, Inc., 5.875%, 06/15/20	USD	60,000	60,788
Axtel S.A.B. de C.V., 7.625%, 02/01/17(a)	USD	55,000	48,812
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000	160,090
Bell Canada,
6.100%, 03/16/35(a)	CAD	45,000	42,180
6.550%, 05/01/29(a)	CAD	10,000	9,812
7.300%, 02/23/32(a)	CAD	130,000	138,840
Bertelsmann AG, 3.625%, 10/06/15	EUR	50,000	61,511
Boston Scientific Corp., 4.500%, 01/15/15	USD	60,000	58,940
Chesapeake Energy Corp., 6.875%, 11/15/20	USD	55,000	55,481
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000	110,975
Corus Entertainment, Inc., 7.250%, 02/10/17(a)	CAD	130,000	124,364
CSC Holdings Inc., 8.500%, 04/15/14	USD	100,000	104,250
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	155,899	153,950
8.021%, 08/10/22	USD	101,567	96,743

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Industrials - 21.4% (continued)
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	$186,675
DP World, Ltd., 6.850%, 07/02/37(a)	USD	250,000	198,872
EchoStar DBS Corp., 6.625%, 10/01/14	USD	65,000	65,000
Edcon Proprietary Ltd., 3.969%, 06/15/14 (09/15/10)(a)[5]	EUR	150,000	129,317
Embarq Corp., 7.995%, 06/01/36	USD	110,000	109,167
ERAC USA Finance Co.,
6.375%, 10/15/17(a)	USD	75,000	84,426
6.700%, 06/01/34(a)	USD	120,000	127,911
7.000%, 10/15/37(a)	USD	20,000	21,794
Finmeccanica SpA, 4.875, 03/24/25	EUR	100,000	120,022
HCA, Inc.,
6.375%, 01/15/15	USD	35,000	32,681
6.625%, 02/15/16	USD	80,000	74,600
7.580%, 09/15/25	USD	10,000	8,800
7.690%, 06/15/25	USD	15,000	13,425
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15(a)	USD	170,000	167,450
Hologic, Inc., 2.000%, 12/15/37(b)[9]	USD	70,000	59,588
Incitec Pivot Finance LLC, 6.000%, 12/10/19(a)	USD	90,000	92,188
Lafarge S.A., 4.750%, 03/23/20	EUR	50,000	55,354
Mexichem SAB de CV, 8.750%, 11/06/19(a)	USD	100,000	111,000
Motorola, Inc.,
6.500%, 09/01/25	USD	105,000	104,548
6.625%, 11/15/37	USD	120,000	123,233
Nabors Industries, Inc., 6.150%, 02/15/18	USD	125,000	134,027
New Albertsons, Inc., 7.250%, 05/01/13	USD	40,000	40,700
Nextel Communications, Inc.,
6.875%, 10/31/13	USD	84,000	81,375
7.375%, 08/01/15	USD	50,000	47,500
Noble Group, Ltd., 8.500%, 05/30/13(a)	USD	100,000	110,250
Owens & Minor, Inc., 6.350%, 04/15/16	USD	105,000	105,744
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000	60,531
Questar Market Resources, Inc., 6.800%, 03/01/20	USD	20,000	20,786
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	40,000	37,600
Qwest Corp.,
7.250%, 09/15/25	USD	83,000	79,680
7.250%, 10/15/35	USD	158,000	144,965
Range Resources Corp., 7.375%, 07/15/13	USD	50,000	50,500
Steel Dynamics, Inc., 7.375%, 11/01/12	USD	70,000	72,450
SUPERVALU, Inc., 7.500%, 11/15/14	USD	40,000	40,000
Transport De Gas Del Sur, 7.875%, 05/14/17(a)	USD	270,000	259,200
Viacom, Inc., 6.875%, 04/30/36	USD	130,000	147,169

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
Industrials - 21.4% (continued)
Voto-Votorantim, Ltd., 6.750%, 04/05/21(a)	USD	100,000	[2]	$101,000
Wendel Investissement, 4.875%, 05/26/16	EUR	100,000		104,554
Total Industrials				5,070,849
Utilities - 1.3%
Abu Dhabi National Energy Co. PJSC, 4.750%, 09/15/14	USD	100,000		100,750
AES Corp., 8.750%, 05/15/13(a)	USD	36,000		36,540
Axtel S.A.B. de C.V.. 9.000%, 09/22/19(a)	USD	45,000		40,050
IPALCO Enterprises, Inc., 7.250%, 04/01/16(a)	USD	30,000		30,675
Majapahit Holding BV, 7.250%, 06/28/17(a)	USD	100,000		106,000
Total Utilities				314,015
Total Corporate Bonds (cost $8,342,252)				8,463,959
Foreign Government Obligations - 50.2%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/19(a)	USD	100,000		107,125
Belgium Kingdom, 5.500%, 09/28/17	EUR	205,000		291,559
Brazil, Republic of, 10.250%, 01/10/28	BRL	250,000		139,716
Bundesobligation, Series 153, 4.000%, 10/11/13	EUR	185,000		249,294
Bundesrepublik Deutschland,
3.750%, 01/04/17	EUR	399,000		540,945
4.000%, 01/04/37	EUR	165,000		226,627
Canadian Government, 4.500%, 06/01/15	CAD	310,000		320,667
Denmark Government,
4.000%, 11/15/15	DKK	2,500,000		455,275
Series EMTN, 2.250%, 05/14/12	USD	250,000		255,230
Deutschland, Republic of, 3.750%, 07/04/13	EUR	785,000		1,042,311
Eksportfinans ASA, Series GMTN, 1.875%, 04/02/13	USD	170,000		171,392
European Investment Bank,
2.375%, 07/10/20	CHF	165,000		160,914
6.219%, 04/24/13(a)[4]	IDR	4,605,000,000		427,506
German Government 2-Year Note, Series 1, 1.250%, 09/16/11	EUR	100,000		123,396
Government of France, 5.000%, 10/25/16	EUR	410,000		580,184
Japan Bank for International Cooperation, 2.125%, 11/05/12	USD	500,000		509,860
Japan Finance Corporation for Municipal Enterprises,
1.550%, 02/21/12	JPY	49,000,000		565,105
1.900%, 06/22/18	JPY	30,000,000		366,984
Mexican Bonos, Series M 10, 8.500%, 02/13/18	MXN	3,000,000		257,248
Mexican Fixed Rate Bond,
8.000%, 12/17/15	MXN	1,500,000		124,971
8.000%, 12/07/23	MXN	3,900,000		321,184
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	190,000		161,391
Norway Government Bond,
4.250%, 05/19/17	NOK	970,000		162,044
4.500%, 05/22/19	NOK	3,010,000		511,191

The accompanying notes are an integral part of these financial statements.

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
Foreign Government Obligations - 50.2% (continued)
Province of British Columbia, 2.850%, Series BCUSG-4, 06/15/15	USD	175,000		$180,754
Province of Ontario, 2.950%, 02/05/15	USD	245,000	[2]	251,185
Province of Quebec, Series EMTN, 3.375%, 06/20/16	EUR	150,000		191,149
Province of Saskatchewan, 7.375%, 07/15/13	USD	225,000		263,817
Qatar Government International Bond, 4.000%, 01/20/15(a)	USD	200,000		205,500
Republic of Hungary, 6.250%, 01/29/20	USD	75,000		73,817
Republic of Lithuania, 7.375%, 02/11/20(a)	USD	100,000		105,925
Republic of Poland, Series EMTN, 3.000%, 09/23/14	CHF	65,000		61,150
Singapore, Government of, 2.250%, 07/01/13	SGD	685,000		514,822
Sweden Government Bond,
Series 1046, 5.500%, 10/08/12	SEK	3,520,000		492,159
Series 1047, 5.000%, 12/01/20	SEK	1,650,000		255,668
U.K. Gilts, 4.750%, 03/04/20	GBP	345,000		574,432
U.K. Treasury,
5.000%, 03/07/25	GBP	110,000		184,543
5.250%, 06/07/12	GBP	290,000		469,416
Total Foreign Government Obligations (cost $12,129,526)				11,896,456
U.S. Government Obligations - 8.8%
USTN, 1.000%, 10/31/11	USD	1,530,000		1,540,698
USTN, 2.375%, 02/28/15	USD	525,000		541,081
Total U.S. Government Obligations (cost $2,057,085)				2,081,779
Asset-Backed Security - 0.5%
COMET, Series 2004-B7, Class B7, 1.134%, 08/17/17 (07/19/10)[5] (cost $87,723)	EUR	100,000		108,602
Mortgage-Backed Security - 0.4%
Western Union Co., The, 6.200%, 06/21/40 (cost $99,878)	USD	100,000		103,473

	Shares
Preferred Stock - 0.0%#
FNMA, Series S, 8.250%* (cost $293,684)		11,800		4,012
Short-Term Investments - 2.4%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,8]		38,044		7,419
BNY Mellon Overnight Government Fund, 0.03%[3]		328,000		328,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%		221,877		221,877
Total Short-Term Investments (cost $587,921)				557,296
Total Investments - 98.0% (cost $23,598,069)				23,215,577
Other Assets, less Liabilities - 2.0%				471,241
Net Assets - 100.0%				$23,686,818

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Essex Large Cap Growth	$12,332,674	$677,564	($889,070)	($211,506)
International Equity	114,178,040	7,853,260	(19,595,778)	(11,742,518)
Emerging Markets Equity	81,695,960	9,878,452	(9,494,345)	384,107
Global Bond	23,598,601	711,662	(1,094,686)	(383,024)

*	Non-income-producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2010, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Emerging Markets Equity	$664,430	0.8%
Global Bond	3,872,016	16.3%

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
#	Rounds to less than 0.1%.
[1]	Yield shown for each short term investment represents the June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2010, amounting to:

Fund	Market Value	% of Net Assets
Managers AMG Essex Large Cap Growth	$202,850	1.7%
International Equity	2,989,315	3.0%
Emerging Markets Equity	1,055,012	1.3%
Global Bond	352,185	1.5%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Represents yield to maturity at June 30, 2010.
[5]	Floating Rate Security. The rate listed is as of June 30, 2010. Date in parentheses represents the security’s next coupon rate reset.
[6]	Variable Rate Security. The rate listed is as of June 30, 2010, and is periodically reset subject to terms and conditions set forth in the debenture.
[7]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at June 30, 2010, for Global Bond Fund amounted to $105,744, or 0.4% of net assets.

[8]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See Note 8 in the Notes to the Financial Statements.)

[9]

Convertible Bond: A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds at June 30, 2010 amounted to $59,588, or 0.3% of net assets.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

EMTN:	European Medium Term Note
FNMA:	Federal National Mortgage Association
GMTN:	Global Multi-Currency
NVDR:	Non-Voting Depository Receipt
RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange
USTN:	United States Treasury Note

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
DKK:	Danish Krone
EUR:	euro
GBP:	British Pound
IDR:	Indonesian Rupiah
JPY:	Japanese Yen
NOK:	Norwegian Krone
MXN:	Mexican Peso
SEK:	Swedish Krona
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2010 (unaudited)

	Managers AMG Essex Large Cap Growth Fund	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Global Bond Fund
Assets:
Investments at value (including securities on loan valued at $202,850, $2,989,315, $1,055,012 and $352,185, respectively)*	$12,121,168	$102,435,522	$82,080,067	$23,215,577
Cash	24	11,965	—	—
Cash collateral for futures	—	23,683	—	—
Foreign currency**	—	630,165	788,896	560,315
Receivable for investments sold	—	1,648,646	427,820	33,762
Receivable for Fund shares sold	1,323	61,708	43,894	65,744
Receivable from affiliate	2,669	23,099	18,925	7,277
Unrealized appreciation of foreign currency contracts	—	260,301	—	32,609
Receivable for variation margin on futures	—	1,101	—	—
Dividends, interest and other receivables	2,964	391,495	258,686	301,354
Prepaid expenses	8,043	10,940	15,751	11,755
Total assets	12,136,191	105,498,625	83,634,039	24,228,393
Liabilities:
Payable for Fund shares repurchased	1,655	148,436	148,363	44,240
Payable upon return of securities loaned	210,397	3,133,356	1,132,742	366,044
Payable for investments purchased	—	1,569,902	429,848	60,797
Unrealized depreciation of foreign currency contracts	—	24,561	—	12,905
Accrued expenses:
Investment management and advisory fees	8,540	77,372	79,516	13,547
Administrative fees	2,669	21,492	17,286	3,871
Other	34,196	150,650	160,953	40,171
Total liabilities	257,457	5,125,769	1,968,708	541,575

Net Assets	$11,878,734	$100,372,856	$81,665,331	$23,686,818
Shares outstanding	523,320	2,299,704	6,581,230	1,266,172
Net asset value, offering and redemption price per share	$22.70	$43.65	$12.41	$18.71
Net Assets Represent:
Paid-in capital	$67,231,926	$193,415,941	$102,472,217	$27,369,351
Undistributed net investment income (loss)	(59,060)	1,117,594	271,741	737,580
Accumulated net realized loss from investments, futures and foreign currency transactions	(55,159,329)	(86,165,393)	(23,801,004)	(4,034,447)
Net unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(134,803)	(7,995,286)	2,722,377	(385,666)
Net Assets	$11,878,734	$100,372,856	$81,665,331	$23,686,818

* Investments at cost	$12,255,971	$110,671,931	$79,355,642	$23,598,069
** Foreign currency at cost	—	$655,353	$791,030	$570,396

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended June 30, 2010 (unaudited)

	Managers AMG Essex Large Cap Growth Fund	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Global Bond Fund
Investment Income:
Dividend income	$46,869	$1,885,294	$1,207,676	$200
Interest income	—	51	—	462,905
Foreign withholding tax	(525)	(175,716)	(115,353)	—
Securities lending fees	453	69,654	2,469	252
Total investment income	46,797	1,779,283	1,094,792	463,357
Expenses:
Investment management and advisory fees	56,550	510,090	526,147	86,982
Administrative fees	17,672	141,692	114,380	24,852
Transfer agent	25,169	178,975	120,547	25,537
Registration fees	10,899	14,400	17,670	11,705
Professional fees	10,251	37,313	41,135	19,862
Custodian	4,765	80,503	138,459	14,095
Reports to shareholders	2,811	5,964	16,841	2,191
Trustees fees and expenses	575	4,911	3,682	1,092
Miscellaneous	592	3,652	3,320	1,167
Total expenses before offsets	129,284	977,500	982,181	187,483
Expense reimbursements	(17,672)	(138,602)	(171,844)	(50,779)
Expense reductions	(5,755)	(441)	(120)	(18)
Net expenses	105,857	838,457	810,217	136,686

Net investment income (loss)	(59,060)	940,826	284,575	326,671
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,049,684	4,160,579	5,799,003	(843,183)
Net realized loss on futures contracts	—	(26,665)	—	—
Net realized loss on foreign currency transactions	—	(106,737)	(125,712)	(87,879)
Net unrealized appreciation (depreciation) of investments	(2,622,668)	(23,011,136)	(13,467,676)	469,226
Net unrealized depreciation of futures contracts	—	(16,237)	—	—
Net unrealized appreciation (depreciation) of foreign currency translations	—	224,229	(8,822)	16,231
Net realized and unrealized loss	(1,572,984)	(18,775,967)	(7,803,207)	(445,605)

Net decrease in net assets resulting from operations	($1,632,044)	($17,835,141)	($7,518,632)	($118,934)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	Managers AMG Essex Large Cap Growth Fund		Managers International Equity Fund
	2010	2009	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	($59,060)	($132,822)	$940,826	$1,655,879
Net realized gain (loss) on investments, futures and foreign currency transactions	1,049,684	(819,515)	4,027,177	(19,530,869)
Net unrealized appreciation (depreciation) of investments and foreign currency contracts and translations	(2,622,668)	6,594,887	(22,803,144)	51,044,233
Net increase (decrease) in net assets resulting from operations	(1,632,044)	5,642,550	(17,835,141)	33,169,243
Distributions to Shareholders:
From net investment income	—	—	—	(850,021)
From Capital Share Transactions:
Proceeds from sale of shares[1]	855,853	2,304,747	8,755,790	19,062,082
Reinvestment of dividends and distributions	—	—	—	770,986
Cost of shares repurchased	(1,957,393)	(22,294,449)	(17,343,102)	(53,341,397)
Net decrease from capital share transactions	(1,101,540)	(19,989,702)	(8,587,312)	(33,508,329)

Total increase (decrease) in net assets	(2,733,584)	(14,347,152)	(26,422,453)	(1,189,107)
Net Assets:
Beginning of period	14,612,318	28,959,470	126,795,309	127,984,416
End of period	$11,878,734	$14,612,318	$100,372,856	$126,795,309
End of period undistributed net investment income (loss)	($59,060)	—	$1,117,594	$176,768

Share Transactions:
Sale of shares	33,036	112,176	174,093	478,162
Reinvested shares	—	—	—	14,997
Shares repurchased	(77,126)	(1,033,907)	(347,898)	(1,285,542)
Net decrease in shares	(44,090)	(921,731)	(173,805)	(792,383)

[1]

For the six months ended June 30, 2010, and the year ended December 31, 2009, the proceeds from the sale of shares for International Equity includes the receipt of market timing settlements of $106,327 and $94,219, respectively.

The accompanying notes are an integral part of these financial statements.

Managers Emerging Markets Equity Fund		Managers Global Bond Fund
2010	2009	2010	2009
$284,575	$236,072	$326,671	$1,906,014
5,673,291	(16,716,106)	(931,062)	(1,086,939)

(13,476,498)	58,441,013	485,457	8,300,016
(7,518,632)	41,960,979	(118,934)	9,119,091

—	(209,563)	—	(2,806,638)

13,179,993	35,544,198	5,112,674	9,245,127
—	188,220	—	2,757,790
(20,283,874)	(41,551,261)	(7,453,205)	(39,903,634)
(7,103,881)	(5,818,843)	(2,340,531)	(27,900,717)
(14,622,513)	35,932,573	(2,459,465)	(21,588,264)

96,287,844	60,355,271	26,146,283	47,734,547
$81,665,331	$96,287,844	$23,686,818	$26,146,283
$271,741	($12,834)	$737,580	$410,909

994,075	3,577,894	270,071	471,568
—	13,983	—	146,344
(1,524,567)	(3,943,771)	(392,950)	(2,048,613)
(530,492)	(351,894)	(122,879)	(1,430,701)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2010	For the year ended December 31,
Managers AMG Essex Large Cap Growth Fund	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$25.75	$19.45	$33.37	$29.18	$27.79	$26.77
Income from Investment Operations:
Net investment loss	(0.11)	(0.13)[3]	(0.14)[3]	(0.15)[3]	(0.09)[3]	(0.07)[3]
Net realized and unrealized gain (loss) on investments	(2.94)	6.43 [3]	(13.78)[3]	4.34 [3]	1.48 [3]	1.09 [3]
Total from investment operations	(3.05)	6.30	(13.92)	4.19	1.39	1.02
Net Asset Value, End of Period	$22.70	$25.75	$19.45	$33.37	$29.18	$27.79
Total Return[1]	(11.84)%[6]	32.39%	(41.71)%	14.36%	4.96%	3.85%
Ratio of net expenses to average net assets	1.50%[7]	1.42%	1.24%	1.24%	1.25%	1.28%
Ratio of net investment loss to average net assets[1]	(0.84)%[7]	(0.63)%	(0.52)%	(0.47)%	(0.33)%	(0.27)%
Portfolio turnover	94%[6]	108%	119%	116%	200%	97%
Net assets at end of period (000’s omitted)	$11,879	$14,612	$28,959	$51,876	$65,999	$104,878

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.83%[7]	1.72%	1.61%	1.29%	1.32%	1.22%
Ratio of net investment loss to average net assets	(1.17)%[7]	(0.93)%	(0.89)%	(0.52)%	(0.40)%	(0.21)%

	For the six months ended June 30, 2010	For the year ended December 31,
Managers International Equity Fund	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$51.26	$39.19	$77.13	$67.42	$53.76	$47.05
Income from Investment Operations:
Net investment income	0.41	0.58 [3]	0.76 [3]	0.47	0.69	0.37
Net realized and unrealized gain (loss) on investments	(8.02)	11.84 [3]	(38.52)[3]	9.60	14.15	6.83
Total from investment operations	(7.61)	12.42	(37.76)	10.07	14.84	7.20
Less Distributions to Shareholders from:
Net investment income	—	(0.35)	(0.18)	(0.36)	(1.18)	(0.49)
Net Asset Value, End of Period	$43.65	$51.26	$39.19	$77.13	$67.42	$53.76
Total Return[1]	(14.85)%[4,6]	31.68%	(48.92)%	14.94%[4]	27.63%	15.30%
Ratio of net expenses to average net assets	1.48%[7]	1.48%	1.48%	1.48%	1.45%	1.45%
Ratio of net investment income to average net assets[1]	1.66%[7]	1.34%	1.24%	0.60%	0.70%	0.75%
Portfolio turnover	37%[6]	128%	142%	98%	70%	79%
Net assets at end of period (000’s omitted)	$100,373	$126,795	$127,984	$302,025	$230,916	$206,393

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.72%[7]	1.73%	1.64%	1.61%	1.47%	1.42%
Ratio of net investment income to average net assets	1.42%[7]	1.09%	1.08%	0.46%	0.68%	0.79%

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2010	For the year ended December 31,
Managers Emerging Markets Equity Fund	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.54	$8.09	$26.80	$24.44	$20.10	$16.50
Income from Investment Operations:
Net investment income	0.04	0.03 [3]	0.15 [3]	0.04 [3]	0.22	0.52
Net realized and unrealized gain (loss) on investments	(1.17)	5.45 [3]	(15.02)[3]	7.20 [3]	6.66	4.84
Total from investment operations	(1.13)	5.48	(14.87)	7.24	6.88	5.36
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	(0.19)	—	(0.22)	(0.55)
Net realized gain on investments	—	—	(3.65)	(4.88)	(2.32)	(1.21)
Total distributions to shareholders	—	(0.03)	(3.84)	(4.88)	(2.54)	(1.76)
Net Asset Value, End of Period	12.41	13.54	$8.09	$26.80	$24.44	$20.10
Total Return[1]	(8.35)%[6]	67.94%	(54.87)%[4]	29.50%[4]	34.50%	32.53%
Ratio of net expenses to average net assets	1.77%[7]	1.77%[5]	1.77%[5]	1.78%	1.76%	1.75%
Ratio of net investment income to average net assets[1]	0.62%[7]	0.32%[5]	0.76%[5]	0.13%	0.89%	0.59%
Portfolio turnover	35%[6]	103%	49%	62%	41%	35%
Net assets at end of period (000’s omitted)	$81,665	$96,288	$60,355	$198,235	$152,983	$117,229

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.15%[7]	2.13%	2.03%	1.93%	1.76%	1.72%
Ratio of net investment income (loss) to average net assets	0.24%[7]	(0.04)%	0.50%	(0.02)%	0.89%	0.62%

	For the six months ended June 30, 2010	For the year ended December 31,
Managers Global Bond Fund	(unaudited)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.82	$16.93	$21.31	$21.17	$20.19	$22.38
Income from Investment Operations:
Net investment income	0.29	0.89 [3]	0.76 [3]	0.70 [3]	0.45	0.63
Net realized and unrealized gain (loss) on investments	(0.40)	3.22 [3]	(2.93)[3]	0.88 [3]	1.05	(1.75)
Total from investment operations	(0.11)	4.11	(2.17)	1.58	1.50	(1.12)
Less Distributions to Shareholders from:
Net investment income	—	(2.22)	(2.18)	(1.43)	(0.49)	(0.77)
Net realized gain on investments	—	—	(0.03)	(0.01)	(0.03)	(0.30)
Total distributions to shareholders	—	(2.22)	(2.21)	(1.44)	(0.52)	(1.07)
Net Asset Value, End of Period	$18.71	$18.82	$16.93	$21.31	$21.17	$20.19
Total Return[1]	(0.64)%[6]	24.27%[4]	(10.07)%[4]	7.52%[4]	7.36%	(4.94)%
Ratio of net expenses to average net assets	1.10%[7]	1.10%	1.10%	1.19%	1.19%	1.19%
Ratio of net investment income to average net assets[1]	2.63%[7]	4.82%	3.62%	3.25%	2.86%	2.38%
Portfolio turnover	68%[6]	102%	56%	152%	56%	64%
Net assets at end of period (000’s omitted)	$23,687	$26,146	$47,735	$92,124	$53,670	$43,131

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.51%[7]	1.32%	1.25%	1.25%	1.27%	1.26%
Ratio of net investment income to average net assets	2.22%[7]	4.60%	3.47%	3.18%	2.78%	2.31%

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)
[2]

Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Excludes interest expense for the years ended December 31, 2009 and 2008, of 0.02% and 0.03%, respectively, for Emerging Markets Equity. (See Note 1(c) of Notes to Financial Statements.)
[6]	Not Annualized.
[7]	Annualized.

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG Essex Large Cap Growth Fund (“Essex Large Cap Growth”), Managers International Equity Fund (“International Equity”), Managers Emerging Markets Equity Fund (“Emerging Markets Equity”), and Managers Global Bond Fund (“Global Bond”), collectively the “Funds.”

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except ishares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect

Notes to Financial Statements (continued)

the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Essex Large Cap Growth
Investments in Securities
Common Stocks[1]	$11,796,821	—	—	$11,796,821
Short-Term Investments	301,065	$23,282	—	324,347

Total Investments in Securities	$12,097,886	$23,282	—	$12,121,168

	Level 1	Level 2	Level 3	Total
International Equity
Investments in Securities
Common Stocks
Materials	$4,288,494	$5,754,735	—	$10,043,229
Energy	3,876,290	4,747,477	—	8,623,767
Financials	2,132,560	21,591,506	—	23,724,066
Consumer Discretionary	1,453,888	10,000,646	—	11,454,534
Health Care	1,368,512	7,279,041	—	8,647,553
Information Technology	1,255,773	6,009,750	—	7,265,523
Telecommunication Services	521,425	4,655,035	—	5,176,460
Consumer Staples	—	8,210,493	—	8,210,493
Industrials	—	9,724,554	—	9,724,554
Utilities	—	2,831,008	—	2,831,008
Other Equities	951,240	432,759	—	1,383,999
Short-Term Investments	5,329,987	20,349	—	5,350,336

Total Investments in Securities	$21,178,169	$81,257,353	—	$102,435,522

Derivatives[3]
Equity Contracts	$6,932	—	—	$6,932
Foreign Exchange Contracts	—	$235,740	—	235,740

Total Derivatives	$6,932	$235,740	—	$242,672

Notes to Financial Statements (continued)

	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Investments in Securities
Common Stocks
Materials	$5,340,152	$6,242,568	—	$11,582,720
Energy	4,091,263	7,824,916	—	11,916,179
Financials	3,883,498	17,138,093	—	21,021,591
Telecommunication Services	2,956,398	2,740,316	—	5,696,714
Consumer Discretionary	2,135,452	4,593,964	—	6,729,416
Information Technology	1,517,148	7,928,437	—	9,445,585
Consumer Staples	1,188,249	3,710,275	—	4,898,524
Industrials	723,443	3,904,622	—	4,628,065
Utilities	484,829	2,600,558	—	3,085,387
Short-Term Investments	3,054,291	21,595	—	3,075,886

Total Investments in Securities	$25,374,723	$56,705,344	—	$82,080,067

	Level 1	Level 2	Level 3	Total
Global Bond
Investments in Securities
Corporate Bonds[2]	—	$8,463,959	—	$8,463,959
Foreign Government Obligations	—	11,896,456	—	11,896,456
U.S. Government Obligations	—	2,081,779	—	2,081,779
Asset-Backed Security	—	108,602	—	108,602
Mortgage-Backed Security	—	103,473	—	103,473
Preferred Stocks	$4,012	—	—	4,012
Short-Term Investments	549,877	7,419	—	557,296

Total Investments	$553,889	$22,661,688	—	$23,215,577

Derivatives[3]
Foreign Exchange Contracts	—	$19,704	—	$19,704

[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[3]

Derivative instruments, such as futures, forwards and swap contracts, are not reflected in the Schedule of Portfolio Investments, and are valued at the unrealized appreciation/depreciation of the instrument.

Notes to Financial Statements (continued)

The fair values of derivative instruments at June 30, 2010 for International Equity and Global Bond were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
International Equity	Equity contracts*	Receivable for variation margin on futures	$1,101	Payable for variation margin on futures	—
		Unrealized appreciation of foreign currency contracts	260,301	Unrealized depreciation of foreign currency contracts	($24,561)

		Totals	$261,402		($24,561)

Global Bond	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	$32,609	Unrealized depreciation of foreign currency contracts	($12,905)

*	Current day variation margin is zero. Prior variation margin is included in the cash value as reflected in the Statement of Assets and Liabilities.

As of June 30, 2010, the effect of derivative instruments on the Statement of Operations for International Equity and Global Bond and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
International Equity	Equity contracts	($26,665)	—	($26,665)

Global Bond	Foreign exchange contracts	—	($32,663)	($32,663)

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
International Equity	Equity contracts	($16,237)	—	($16,237)
	Foreign exchange contracts	—	$235,740	235,740

	Totals	($16,237)	$235,740	$219,503

Global Bond	Foreign exchange contracts	—	$32,318	$32,318

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2010, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Essex Large Cap Growth - $5,745 or 0.08%, International Equity - $359 or 0.00% and Emerging Markets Equity - $55 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2010, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended June 30, 2010, overdraft fees were as follows: Essex Large Cap Growth - $33; International Equity - $0, Emerging Markets Equity - $41 and Global Bond Fund - $0.

Notes to Financial Statements (continued)

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc.,(formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced as follows: Essex Large Cap Growth - $10; International Equity - $82; Emerging Markets Equity - $65 and Global Bond - $18.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of June 30, 2010 the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Essex Large Cap Growth	$30,988,593	2010
	12,899,489	2011
	7,531,988	2016
	4,712,240	2017

Total	$56,132,310

International Equity	$13,386,880	2010
	16,170,119	2011
	19,998,844	2016
	26,006,476	2017

Total	$75,562,319

Emerging Markets	$26,786,390	2017
Global Bond*	$906,645	2016
	2,196,208	2017

Total	$3,102,853

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Essex Large Cap Growth - two collectively own 39%; International Equity - one owns 17%; Emerging Markets Equity - one owns 36% and Global Bond - two collectively own 24%. Transactions by these shareholders may have a material impact on the Funds.

Notes to Financial Statements (continued)

h. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2010, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Fund	Investment Management Fee
Essex Large Cap Growth	0.80%
International Equity	0.90%
Emerging Markets Equity	1.15%
Global Bond	0.70%

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Under the terms of the Administration Agreement, each of the Funds, except Global Bond, pay a fee to the Administrator at the rate of 0.25% per annum of the Funds’ average daily net assets. Global Bond pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets.

The Investment Manager for the Funds has contractually agreed, through at least May 1, 2011, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) will be limited to the following amounts of the following Funds’ average daily net assets: International Equity — 1.48%; Emerging Markets Equity — 1.77%; and Global Bond—1.10%. The Investment Manager has also contractually agreed, subject to later reimbursement by the Funds in certain circumstances, that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) on Essex Large Cap Growth, will be limited to 1.29% of the Fund’s average daily net assets, provided that the amount of fees waived, paid or reimbursed does not exceed 0.25% per annum. For the six months ended June 30, 2010, the total amount that exceeded the 0.25% maximum waiver was $20,383 or 0.29%.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Funds’ respective expense cap. For the six months ended June 30, 2010, the Funds made no repayments to the Investment Manager. At June 30, 2010, the cumulative amount of reimbursement by the Investment Manager subject to repayment by Essex Large Cap, International Equity, Emerging Markets Equity and Global Bond equaled $174,280, $791,207, $820,898 and $156,119, respectively.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustee fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Notes to Financial Statements (continued)

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the following Funds lent to other Funds in the Fund Family: International Equity lent $506,575 for 7 days earning interest of $51. For the same period, the Funds did not borrow from other Funds in the Fund Family. The interest amounts are included in the Statement of Operations in interest income.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2010, were as follows:

	Long-Term Securities		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Essex Large Cap Growth	$12,956,401	$14,213,426	N/A	N/A
International Equity	40,562,624	46,677,076	N/A	N/A
Emerging Markets Equity	30,848,865	39,990,918	N/A	N/A
Global Bond	9,702,092	10,387,395	$6,446,904	$7,696,566

4. Portfolio Securities Loaned

Each of the Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

Notes to Financial Statements (continued)

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6. Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7. Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Financial Statements. The derivative instruments outstanding as of period end as disclosed in the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

a. Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, and Global Bond may invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

The Funds, except Essex Large Cap Growth, may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against currency exchange rate risk on non-U.S. dollar denominated investment securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Open forward foreign currency exchange contracts (in U.S. dollars) at June 30, 2010 were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/(Loss)
International Equity
Euro	Short	8/16/10	The Bank of New York Mellon	$3,406,245	$3,145,944	$260,301
Euro	Long	8/16/10	The Bank of New York Mellon	2,438,963	2,463,524	(24,561)

				$5,845,208	$5,609,468	$235,740

Global Bond
Chinese Yuan Remninbi	Short	11/16/10	Morgan Stanley & Co., Inc.	$281,837	$281,165	$672
Danish Krone	Short	9/15/10	Barclays Capital, Inc.	439,793	436,789	3,004
Indian Rupee	Short	9/23/10	Warburg Dillon Read	252,119	250,484	1,635
Chinese Yuan Remninbi	Long	11/16/10	Morgan Stanley & Co., Inc.	281,164	288,228	(7,064)
Indian Rupee	Long	9/23/10	UBS Securities, Inc.	250,484	256,326	(5,842)
South Korean Won	Long	9/13/10	UBS Securities, Inc.	702,032	688,827	13,205
South Korean Won	Long	9/13/11	Credit Suisse First Boston, Inc.	481,626	472,945	8,681
Malaysian Ringgit	Long	9/22/10	Barclays Capital, Inc.	261,514	256,101	5,413

				$2,950,569	$2,930,865	$19,704

Notes to Financial Statements (continued)

b. Futures Contracts

International Equity may use futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices), for any purpose. The Funds may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

Cash pledged to cover margin requirements for the open futures positions at June 30, 2010, amounted to $23,683. Open futures contracts (in U.S. dollars) at June 30, 2010, were as follows:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
International Equity
DJ Euro Stoxx 50	Euro	10	Long	09/17/10	$6,932

8. Subsequent Events

At a meeting held on June 10-11, 2010, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the International Equity and Emerging Markets Equity. Effective July 1, 2010, Managers has contractually agreed, until at least May 1, 2012, to limit International Equity and Emerging Markets Equity total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.39% and 1.74%, respectively, of each Fund’s average daily net assets. Immediately prior to July 1, 2010, the Funds had contractual expense limitations of 1.48% and 1.77%, respectively.

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each of the Subadvisors. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by a Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

As noted above, the Board considered each Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating

Annual Renewal of Investment Advisory Agreements (continued)

a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for certain of the Funds from time to time as a means of limiting total expenses. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor (other than Essex Investment Management Company, LLC (“Essex”), which is an affiliate of the Investment Manager), the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisors are not affiliated with the Investment Manager (other than Essex). In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In considering the reasonableness of the fee payable by the Investment Manager to Essex, a Subadvisor to the Managers AMG Essex Large Cap Growth Fund, the Trustees noted that Essex is an affiliate of the Investment Manager and reviewed information provided by Essex regarding the cost to Essex of providing subadvisory services to the Fund and the resulting profitability from such relationship. The Trustees also noted that the subadvisory fee is paid by the Investment Manager out of the advisory fee. Based on the current size of the portion of the Fund managed by Essex, the Trustees concluded that the effect of any economies of scale being realized by Essex was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

MANAGERS EMERGING MARKETS EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI Emerging Markets Index, for each period. The Trustees took into account the fact that the addition of a Subadvisor to the Fund in 2009 has not yet had the anticipated positive impact on performance, but that the Manager continued to believe the hire was a positive addition to the Fund’s Subadvisor lineup. The Trustees also took into account management’s discussion of the Fund’s performance, including the impact of the Fund’s current investment strategy on performance relative to the Fund’s Peer Group. The Trustees concluded that management has taken appropriate steps to address the Fund’s performance.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.77% to 1.74% of the Fund’s net annual operating expenses effective July 1, 2010 through at least May 1, 2012. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

Annual Renewal of Investment Advisory Agreements (continued)

MANAGERS GLOBAL BOND FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above the median performance of the Peer Group for each period and above, below, below and above, respectively, the performance of the Fund Benchmark, the Barclays Capital Global Aggregate Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund has outperformed the Fund Benchmark and was in the top quartile relative to the Peer Group over the past year. The Trustees also noted various portfolio allocations and strategies of the Fund that contributed positively to relative performance. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through April 1, 2011, to limit the Fund’s net annual operating expenses to 1.10%. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS INTERNATIONAL EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Index, for each period. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees also took into account the fact that the Investment Manager added a new Subadvisor to the Fund at the end of the first quarter of 2009 to address performance challenges and noted management’s belief that this was a positive addition to the Fund’s Subadvisor lineup. The Trustees concluded that management has taken appropriate steps to address the Fund’s performance.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.48% to 1.39% of the Fund’s net annual operating expenses effective July 1, 2010 through at least May 1, 2012. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

MANAGERS AMG ESSEX LARGE CAP GROWTH FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index, for each period. The Trustees took into account management’s discussion of the reasons for the Fund’s performance, including that the market environment in certain years has been particularly difficult in light of the Fund’s growth style. In addition, the Trustees noted that the Fund has generally performed well during market conditions favorable to growth style funds. The Trustees concluded that the Fund’s performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through April 1, 2011, to limit the Fund’s net annual operating expenses to 1.29%, provided that the amount waived may not exceed 0.25%. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and each Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the best interests of each Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2010

Managers Special Equity Fund

SAR006-0610

Managers Special Equity Fund

Semi-Annual Report — June 30, 2010 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	11
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During the Period*
Managers Special Equity Fund - Managers Class
Based on Actual Fund Return	1.56%	$1,000	$976	$7.64
Based on Hypothetical 5% Annual Return	1.56%	$1,000	$1,017	$7.80
Managers Special Equity Fund - Institutional Class
Based on Actual Fund Return	1.31%	$1,000	$977	$6.42
Based on Hypothetical 5% Annual Return	1.31%	$1,000	$1,018	$6.55

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Special Equity Fund Performance

All periods ended June 30, 2010 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Special Equity Fund and the Russell 2000® Growth Index.

	Average Annual Total Returns[1]
Managers Special Equity Fund [2]	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Class	(2.40)%	19.11%	(3.28)%	(1.68)%	6/1/1984
Institutional Class	(2.30)%	19.34%	(3.07)%	—	5/3/2004
Russell 2000® Growth Index	(2.31)%	17.96%	1.14%	(1.72)%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Indexes are unmanaged, are not available for investment, and reflect no deduction for fees and expenses.

The Russell 2000® Growth Index and the Russell 2000® Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Special Equity Fund

Fund Snapshots

June 30, 2010 (unaudited)

Portfolio Breakdown

Industry	Managers Special Equity Fund **	Russell 2000® Growth Index
Information Technology	27.8%	34.5%
Consumer Discretionary	22.7%	12.0%
Health Care	18.6%	9.6%
Industrials	12.3%	11.9%
Financials	7.0%	3.8%
Energy	4.2%	12.0%
Consumer Staples	2.4%	11.8%
Materials	2.4%	3.8%
Telecommunication Services	0.1%	0.5%
Utilities	0.0%	0.1%
Other Assets and Liabilities	2.5%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Rovi Corp.	1.8%
SXC Health Solutions Corp.*	1.8
Steven Madden, Ltd.*	1.6
Aruba Networks	1.3
99 Cents Only Stores	1.3
HMS Holdings Corp.*	1.2
NuVasive, Inc.	1.2
Ariba, Inc.	1.1
Iberia Bank Corp.	1.0
Rosetta Resources, Inc.	1.0

Top Ten as a Group	13.3%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Special Equity Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 22.7%
99 Cents Only Stores*	163,369		$2,417,861
Aeropostale, Inc.*	8,750		250,600
American Greetings Corp., Class A	9,264		173,793
American Public Education, Inc.*	10,574		462,084
America’s Car-Mart, Inc.*	82,130		1,858,602
AnnTaylor Stores Corp.*	14,205		231,115
ArvinMeritor, Inc.*	23,100		302,610
BJ’s Restaurants, Inc.*	16,663		393,247
Bridgepoint Education, Inc.*	19,910	[2]	314,777
Brunswick Corp.	20,143		250,377
Capella Education Co.*	9,665		786,248
Carter’s, Inc.*	60,510		1,588,388
Cheesecake Factory, Inc., The*	44,200		983,892
Chico’s FAS, Inc.	114,164		1,127,940
Children’s Place Retail Stores, Inc., The*	30,946		1,362,243
China Automotive Systems, Inc.*	14,400	[2]	253,440
Chipotle Mexican Grill, Inc.*	7,896		1,080,252
Citi Trends, Inc.*	11,080	[2]	364,975
Coinstar, Inc.*	8,028		344,963
Collective Brands, Inc.*	7,936		125,389
Cooper Tire & Rubber Co.	15,400		300,300
Cracker Barrel Old Country Store, Inc.	6,100		284,016
Deckers Outdoor Corp.*	9,838		1,405,555
Dick’s Sporting Goods, Inc.*	13,776		342,885
DineEquity, Inc.*	10,693		298,549
DSW, Inc.*	2,546		57,183
Fossil, Inc.*	34,935		1,212,244
Group 1 Automotive, Inc.*	27,520		647,546
Gymboree Corp.*	19,052		813,711
Hibbett Sports, Inc.*	13,599		325,832
Home Inns & Hotels Management Inc., ADR*	9,934		387,823
HSN, Inc.*	13,141		315,384
IMAX Corp.*	31,425	[2]	458,805
J. Crew Group, Inc.*	19,103		703,181
Jo-Ann Stores, Inc.*	6,500		243,815
Jos. A. Bank Clothiers, Inc.*	14,943	[2]	806,773
K12, Inc.*	16,264		360,736
Lululemon Athletica, Inc.*	15,501	[2]	576,947
Lumber Liquidators Holdings, Inc.*	14,109		329,163
Maidenform Brands, Inc.*	11,500		234,140
Netflix, Inc.*	6,588		715,786
Overstock.com, Inc.*	22,569		407,822
Oxford Industries, Inc.	12,200		255,346
Panera Bread Co., Class A*	10,550		794,310
Polaris Industries, Inc.	16,784		916,742
Rue21, Inc.*	13,388		406,192
Sotheby’s	28,410		649,737
Steven Madden, Ltd.*	97,091		3,060,307
Strayer Education, Inc.	1,745	[2]	362,768
Tempur-Pedic International, Inc.*	48,692	[2]	1,497,279
Texas Roadhouse, Inc., Class A*	81,820		1,032,568
Timberland Co.*	18,379		296,821
Tractor Supply Co.	18,197		1,109,471
Tupperware Brands Corp.	21,773		867,654
Ulta Salon, Cosmetics & Fragrance, Inc.*	42,012		994,004
Under Armour, Inc., Class A*	45,519	[2]	1,508,044
Universal Technical Institute, Inc.*	9,700		229,308
Vitamin Shoppe, Inc.*	14,200		364,230
Warnaco Group, Inc., The*	9,291		335,777
Westport Innovations, Inc.*	32,462		509,329
WMS Industries, Inc.*	9,836		386,063
Wolverine World Wide, Inc.	41,230		1,039,821
Zumiez, Inc.*	12,963	[2]	208,834
Total Consumer Discretionary			42,725,597
Consumer Staples - 2.4%
Boston Beer Co., Inc.*	9,641		650,285
Cal-Maine Foods, Inc.	8,185		261,347
Lancaster Colony Corp.	14,123		753,603
Nu Skin Enterprises, Inc., Class A	38,202		952,376
Prestige Brands Holdings, Inc.*	29,300		207,444
Sanderson Farms, Inc.	11,450		580,973
Spectrum Brands Holdings	16,458		64,515
TreeHouse Foods, Inc.*	23,920		1,092,188
Total Consumer Staples			4,562,731

The accompanying notes are an integral part of these financial statements.

4

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 4.2%
CARBO Ceramics, Inc.	6,402		$462,160
Clean Energy Fuels Corp.*	25,770	[2]	385,004
Dril-Quip, Inc.*	25,120		1,105,782
EXCO Resources, Inc.	57,261		836,583
Gulfport Energy Corp.*	28,400		336,824
ION Geophysical Corp.*	44,153		153,652
Lufkin Industries, Inc.	34,436		1,342,660
OYO Geospace Corp.*	1,547		74,999
Rosetta Resources, Inc.*	98,690		1,955,049
RPC, Inc.	21,103		288,056
World Fuel Services Corp.	37,722		978,509
Total Energy			7,919,278
Financials - 7.0%
Altisource Portfolio Solutions S.A.*	19,500		482,430
BOK Financial Corp.	38,270	[2]	1,816,676
Calamos Asset Management, Inc., Class A	27,996		259,803
CNinsure, Inc., ADR	11,846	[2]	307,285
Financial Engines, Inc.*	42,700	[2]	580,720
First Cash Financial Services, Inc.*	3,089		67,340
Horace Mann Educators Corp.	20,900		319,770
Iberia Bank Corp.	37,470		1,928,955
MarketAxess Holdings, Inc.	68,240		941,030
Park National Corp.	3,100		201,624
Portfolio Recovery Associates, Inc.*	10,302		687,968
PS Business Parks, Inc.	5,100		284,478
Signature Bank*	45,199		1,718,014
SVB Financial Group*	14,316		590,249
Texas Capital Bancshares, Inc.*	109,750		1,799,900
Western Alliance Bancorp*	56,000		401,520
World Acceptance Corp.*	19,760		757,006
Total Financials			13,144,768
Health Care - 18.6%
Accretive Health, Inc.*	22,500		297,675
Acorda Therapeutics, Inc.*	20,662		642,795
Align Technology, Inc.*	31,739		471,959
Allos Therapeutics, Inc.*	16,929		103,775
Almost Family, Inc.*	6,900		241,017
Amedisys, Inc.*	33,430	[2]	1,469,917
American Medical Systems Holdings, Inc.*	18,300		404,796
AMERIGROUP Corp.*	24,223		786,763
AMN Healthcare Services, Inc.*	48,700		364,276
Analogic Corp.	3,000		136,530
Ariad Pharmaceuticals, Inc.*	44,874		126,545
Arqule, Inc.*	34,900		150,070
Array BioPharma, Inc.*	38,600		117,730
Auxilium Pharmaceuticals, Inc.*	5,167	[2]	121,424
BioMarin Pharmaceutical, Inc.*	8,200		155,472
Bio-Reference Laboratories, Inc.*	6,100		135,237
BioScrip, Inc.*	231,116		1,211,048
Cantel Medical Corp.	11,900		198,730
Catalyst Health Solutions, Inc.*	50,340		1,736,730
Cepheid*	28,000		448,560
Chemed Corp.	5,045		275,659
DexCom, Inc.*	61,891	[2]	715,460
DynaVox, Inc., Class A*	13,300	[2]	212,933
Emergency Medical Services Corp., Class A*	9,300		455,979
Endologix, Inc.*	66,792		302,568
Exelixis, Inc.*	30,600		106,182
Gentiva Health Services, Inc.*	16,684		450,635
HMS Holdings Corp.*	43,100		2,336,883
Human Genome Sciences, Inc.*	15,166		343,662
ICON PLC, Sponsored ADR*	40,190		1,161,089
Impax Laboratories, Inc.*	22,814		434,835
Incyte Genomics, Inc.*	41,381	[2]	458,088
Infinity Pharmaceuticals	2,111		12,476
Insulet Corp.*	32,108		483,225
Integra LifeSciences Holdings Corp.*	9,212		340,844
Invacare Corp.	2,034		42,185
IPC The Hospitalist Co., Inc.*	36,690		920,919
Kensey Nash Corp.*	11,520		273,139
Lexicon Genetics, Inc.*	43,822		56,092
LHC Group, Inc.*	33,150		919,912
MedAssets, Inc.*	68,500	[2]	1,580,980
Medicis Pharmaceutical Corp., Class A	15,800		345,704
Micromet*	18,800		117,312
Nabi Biopharmaceuticals*	25,500		138,720
NuVasive, Inc.*	62,162	[2]	2,204,265
NxStage Medical, Inc.*	38,342		568,995
Orexigen Therapeutics, Inc.*	21,700		91,140

The accompanying notes are an integral part of these financial statements.

5

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 18.6% (continued)
PAREXEL International Corp.*	35,105	[2]	$761,076
PDL BioPharma, Inc.	27,491		154,499
Providence Service Corp.*	15,600		218,400
Regeneron Pharmaceuticals, Inc.*	14,391		321,207
RehabCare Group, Inc.*	61,472		1,338,860
Salix Pharmaceuticals, Ltd.*	17,472		681,932
Sirona Dental Systems, Inc.*	23,107		805,048
Steris Corp.	16,656		517,668
SXC Health Solutions Corp.*	46,172		3,382,100
Thoratec Corp.*	33,077		1,413,380
TomoTherapy, Inc.*	11,230		35,711
Valeant Pharmaceuticals International*	2,792	[2]	145,994
Vanda Pharmaceuticals, Inc.*	14,100		93,201
Volcano Corp.*	19,837		432,843
Total Health Care			34,972,849
Industrials - 12.3%
A.O. Smith Corp.	6,602		318,150
Acuity Brands, Inc.	14,197		516,487
Alaska Airgroup, Inc.*	16,212		728,729
Allegiant Travel Co.*	6,800		290,292
American Superconductor Corp.*	17,511	[2]	467,369
Avis Budget Group, Inc.*	14,152	[2]	138,973
Baldor Electric Co.	14,319		516,630
BE Aerospace, Inc.*	48,530		1,234,118
Beacon Roofing Supply, Inc.*	19,204		346,056
Builders FirstSource, Inc.*	77,200		185,280
Chart Industries, Inc.*	17,914		279,100
China Valves Technology, Inc.*	43,877		409,372
Clean Harbors, Inc.*	10,202		677,515
Copa Holdings, S.A., Class A*	8,654		382,680
Corporate Executive Board Co.	21,907		575,497
Cubic Corp.	7,400		269,212
Deluxe Corp.	40,950		767,812
DigitalGlobe, Inc.*	17,110		449,993
EMCOR Group, Inc.*	9,800		227,066
EnerNOC, Inc.*	14,317		450,126
EnerSys*	51,240		1,094,999
Graham Corp.	14,000		209,860
Harbin Electric, Inc.*	34,557		575,374
HEICO Corp.	8,865	[2]	318,431
Hexcel Corp.*	26,416	[2]	409,712
HNI Corp.	19,695		543,385
Hub Group, Inc.*	54,460	[2]	1,634,345
Kforce, Inc.*	24,962		318,266
Middleby Corp., The*	6,900		367,011
NACCO Industries, Inc., Class A	1,068		94,796
Nordson Corp.	17,805		998,504
Old Dominion Freight Line, Inc.*	2,763		97,092
Orion Marine Group, Inc.*	3,229		45,852
Pacer International, Inc.*	13,913		97,252
Polypore International, Inc.*	42,920		976,001
Powell Industries, Inc.*	5,585		152,694
Quanex Building Products Corp.	7,955		137,542
RBC Bearings, Inc.*	12,197	[2]	353,591
Simpson Manufacturing Co., Inc.	16,990		417,104
TAL International Group, Inc.	10,500		235,935
Tennant Co.	8,700		294,234
Textainer Group Holdings, Ltd.	12,986		313,482
Towers Watson & Co., Class A	5,100		198,135
Triumph Group, Inc.	22,300		1,485,849
UTI Worldwide, Inc.*	102,880		1,273,654
Wabtec Corp.	30,760		1,227,016
Total Industrials			23,100,573
Information Technology - 27.8%
Acme Packet, Inc.*	23,510		631,949
Amkor Technology, Inc.*	75,225		414,490
Ancestry.com, Inc.*	15,482		272,793
Anixter International, Inc.*	16,744		713,294
Arcsight, Inc.*	59,450	[2]	1,331,086
Ariba, Inc.*	130,524		2,079,246
Aruba Networks, Inc.*	173,443	[2]	2,469,827
AsiaInfo Holdings, Inc.*	12,100		264,506
Atheros Communications, Inc.*	39,658		1,092,181
Benchmark Electronics, Inc.*	15,806		250,525
Blue Coat Systems, Inc.*	18,595		379,896
Brightpoint, Inc.*	30,400		212,800
CACI International, Inc., Class A*	15,804		671,354
Cavium Networks, Inc.*	40,208		1,053,048
Cirrus Logic, Inc.*	24,735		391,060
Concur Technologies, Inc.*	8,780		374,730
Constant Contact, Inc.*	29,803		635,698

The accompanying notes are an integral part of these financial statements.

6

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 27.8% (continued)
CSG Systems International, Inc.*	60,088		$1,101,413
CTS Corp.	30,400		280,896
DG FastChannel, Inc.*	19,372		631,140
Diodes, Inc.*	11,800		187,266
Emulex Corp.*	22,693		208,322
FARO Technologies, Inc.*	16,106		301,343
Fortinet, Inc.*	15,044	[2]	247,323
Global Cash Access Holdings, Inc.*	5,321		38,364
GSI Commerce, Inc.*	8,034		231,379
Higher One Holdings, Inc.*	23,667		343,171
hiSoft Technology International, ADR*	29,858		310,523
Hittite Microwave Corp.*	11,804		528,111
Hollysys Automation Technologies, Ltd.*	17,500	[2]	157,675
Informatica Corp.*	68,070		1,625,512
InterDigital, Inc.*	20,318		501,651
IPG Photonics Corp.*	31,682		482,517
Ixia*	89,110		765,455
J2 Global Communications, Inc.*	7,585		165,656
Lattice Semiconductor Corp.*	54,600		236,964
LogMeIn, Inc.*	23,424		614,412
Manhattan Associates, Inc.*	16,181		445,787
MAXIMUS, Inc.	11,895		688,364
MaxLinear, Inc., Class A*	8,000		111,840
Maxwell Technologies, Inc.*	19,421		221,399
MercadoLibre, Inc.*	9,541		501,380
MicroStrategy, Inc.*	4,906		368,392
Net 1 UEPS Technologies, Inc.*	18,700	[2]	250,767
Netezza Corp.*	63,632		870,486
Netgear, Inc.*	12,100		215,864
NetLogic Microsystems, Inc.*	59,535		1,619,352
OpenTable, Inc.*	23,200		962,104
Oplink Communications, Inc.*	18,000		257,940
OSI Systems, Inc.*	11,200		311,024
Plantronics, Inc.	37,680		1,077,648
Plexus Corp.*	17,235		460,864
Power Integrations, Inc.	13,090		421,433
QLogic Corp.*	74,862		1,244,206
QuinStreet, Inc.*	23,345		268,701
Renesola, Ltd., ADR*	63,224		377,447
RF Micro Devices, Inc.*	50,000		195,500
RightNow Technologies, Inc.*	69,780		1,094,848
Riverbed Technology, Inc.*	19,167		529,393
Rovi Corp.*	87,830		3,329,635
Rubicon Technology, Inc.*	10,626	[2]	316,549
Sanmina-SCI Corp.*	23,106	[2]	314,473
Silicon Laboratories, Inc.*	10,850		440,076
Skyworks Solutions, Inc.*	49,920		838,157
SolarWinds, Inc.*	40,980	[2]	657,319
SS&C Technologies Holdings, Inc.*	25,500		408,765
Stratasys, Inc.*	11,588		284,601
SuccessFactors, Inc.*	41,566		864,157
Synaptics, Inc.*	4,761		130,928
Synchronoss Technologies, Inc.*	91,568		1,737,045
Syntel, Inc.	6,217	[2]	211,067
Taleo Corp.*	59,823		1,453,101
TIBCO Software, Inc.*	90,185		1,087,631
Trident Microsystems, Inc.*	28,193		40,034
TriQuint Semiconductor, Inc.*	34,800		212,628
VanceInfo Technologies, Inc., ADR*	24,500		570,360
Veeco Instruments, Inc.*	31,039	[2]	1,064,017
VeriFone Holdings, Inc.*	69,091		1,307,893
Volterra Semiconductor Corp.*	58,854		1,357,173
Wright Express Corp.*	27,251		809,355
Zix Corp.*	9,842		22,243
Zoran Corp.*	24,900	[2]	237,546
Zygo Corp.*	2,443		19,813
Total Information Technology			52,406,881
Materials - 2.4%
Chemspec International, Ltd., ADR*	20,108	[2]	144,979
Gulf Resources, Inc.*	19,514	[2]	167,625
Kraton Performance Polymers, Inc.*	55,550		1,043,785
NewMarket Corp.	6,685		583,734
PolyOne, Corp.*	30,000		252,600
Rock-Tenn Co., Class A	11,751	[2]	583,672
Rockwood Holdings, Inc.*	28,062		636,727
Silgan Holdings, Inc.	4,044		114,769
STR Holdings, Inc.*	26,028		489,326
Worthington Industries, Inc.	39,272		505,038
Total Materials			4,522,255

The accompanying notes are an integral part of these financial statements.

7

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 0.1%
Consolidated Communications Holdings, Inc.	15,800	$268,758
Total Common Stocks (cost $162,411,897)		183,740,457
Short-Term Investments - 9.7%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	2,499,559	487,414
BNY Mellon Overnight Government Fund, 0.03%[3]	9,947,000	9,947,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	7,783,916	7,783,916
Total Short-Term Investments
(cost $20,230,475)		18,218,330
Total Investments - 107.2%
(cost $182,642,372)		201,958,787
Other Assets, less Liabilities - (7.2)%		(13,484,809)
Net Assets - 100.0%		$188,473,978

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments.

Based on the cost of investments of $190,859,627 for Federal income tax purposes at June 30, 2010, the aggregate gross unrealized appreciation and depreciation were approximately $22,730,336 and $11,631,176, respectively, resulting in net unrealized appreciation of investments of $11,099,160.

*	Non-income producing security.
[1]	Yield shown for an investment company represents the June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2010, amounting to a market value of $11,952,699, or approximately 6.3% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See note 6 in the Notes to the Financial Statements.)

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

8

Managers Special Equity Fund

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

Assets:
Investments at value (including securities on loan valued at $11,952,699)*	$201,958,787
Receivable for investments sold	3,167,484
Receivable for Fund shares sold	47,895
Dividends, interest and other receivables	56,090
Prepaid expenses	22,712
Total assets	205,252,968
Liabilities:
Payable for Fund shares repurchased	509,020
Payable for investments purchased	3,406,939
Payable upon return of securities loaned	12,446,559
Accrued expenses:
Investment advisory and management fees	148,614
Administrative fees	41,282
Other	226,576
Total liabilities	16,778,990
Net Assets	$188,473,978
Managers Shares:
Net Assets	$183,834,314
Shares outstanding	4,756,668
Net asset value, offering and redemption price per share	$38.65
Institutional Class Shares:
Net Assets	$4,639,664
Shares outstanding	118,586
Net asset value, offering and redemption price per share	$39.12
Net Assets Represent:
Paid-in capital	$476,518,185
Undistributed net investment loss	(1,063,000)
Accumulated net realized loss from investments	(306,297,622)
Net unrealized appreciation of investments	19,316,415
Net Assets	$188,473,978

* Investments at cost	$182,642,372

The accompanying notes are an integral part of these financial statements.

9

Managers Special Equity Fund

Statement of Operations

For the six months ended June 30, 2010 (unaudited)

Investment Income:
Dividend income	$421,015
Securities lending fees	171,207
Interest income	67
Foreign withholding tax	(636)
Total investment income	591,653
Expenses:
Investment management and advisory fees	974,109
Administrative fees	270,586
Transfer agent	310,720
Custodian	54,799
Reports to shareholders	27,419
Registration fees	23,537
Trustees fees and expenses	5,645
Professional fees	4,190
Miscellaneous	6,991
Total expenses before offsets	1,677,996
Expense reductions	(23,239)
Fee waivers	(104)
Net expenses	1,654,653
Net investment loss	(1,063,000)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	30,562,519
Net unrealized depreciation of investments	(32,731,717)
Net realized and unrealized loss	(2,169,198)
Net decrease in net assets resulting from operations	($3,232,198)

The accompanying notes are an integral part of these financial statements.

10

Managers Special Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($1,063,000)	($3,341,765)
Net realized gain (loss) on investments	30,562,519	(68,748,383)
Net unrealized appreciation (depreciation) of investments	(32,731,717)	146,181,404
Net increase (decrease) in net assets resulting from operations	(3,232,198)	74,091,256
From Capital Share Transactions:
Managers Class:
Proceeds from sale of shares	7,578,735	31,884,153
Cost of shares repurchased	(41,687,587)	(225,493,111)
Net decrease from Managers Class share transactions	(34,108,852)	(193,608,958)
Institutional Class:
Proceeds from sale of shares	231,249	12,754,238
Cost of shares repurchased	(3,603,323)	(108,594,167)
Net decrease from Institutional Class share transactions	(3,372,074)	(95,839,929)
Net decrease from capital share transactions	(37,480,926)	(289,448,887)
Total decrease in net assets	(40,713,124)	(215,357,631)
Net Assets:
Beginning of period	229,187,102	444,544,733
End of period	$188,473,978	$229,187,102
End of period undistributed net investment loss	($1,063,000)	—

Share Transactions:
Managers Class:
Sale of shares	182,488	1,041,783
Shares repurchased	(1,010,871)	(7,084,785)
Net decrease in shares	(828,383)	(6,043,002)
Institutional Class:
Sale of shares	5,821	421,778
Shares repurchased	(87,742)	(3,245,866)
Net decrease in shares	(81,921)	(2,824,088)

The accompanying notes are an integral part of these financial statements.

11

Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

Managers Class:	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$39.60	$30.28	$64.27	$82.96	$86.78	$90.42
Income from Investment Operations:
Net investment loss	(0.20)[5]	(0.34)[5]	(0.28)[5]	(0.51)[5]	(0.14)[5]	(0.54)[5]
Net realized and unrealized gain (loss) on investments	(0.75)[5]	9.66 [5]	(27.93)[5]	0.55 [5]	9.88 [5]	4.18 [5]
Total from investment operations	(0.95)	9.32	(28.21)	0.04	9.74	3.64
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(5.78)	(18.73)	(13.56)	(7.28)
Net Asset Value, End of Period	$38.65	$39.60	$30.28	$64.27	$82.96	$86.78
Total Return[1]	(2.40)%[2]	30.78%	(43.49)%	(0.60)%	11.28%	4.00%
Ratio of net expenses to average net assets	1.54%[3]	1.58%	1.48%	1.43%	1.42%	1.40%
Ratio of net investment loss to average net assets[1]	(0.99)%[3]	(1.08)%	(0.52)%	(0.59)%	(0.15)%	(0.60)%
Portfolio turnover	64%[2]	186%	138%	67%	76%	80%
Net assets at end of period (000’s omitted)	$183,834	$221,159	$352,106	$1,668,031	$2,551,703	$2,834,314

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.56%[3]	1.61%	1.51%	1.46%	1.47%	1.45%
Ratio of net investment loss to average net assets	(1.01)%[3]	(1.11)%	(0.55)%	(0.62)%	(0.20)%	(0.65)%

Institutional Class:	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$40.04	$30.56	$64.71	$83.56	$87.09	$90.56
Income from Investment Operations:
Net investment income (loss)	(0.16)[5]	(0.26)[5]	(0.15)[5]	(0.32)[5]	0.10 [5]	(0.33)[5]
Net realized and unrealized gain (loss) on investments	(0.76)[5]	9.74 [5]	(28.16)[5]	0.52 [5]	9.93 [5]	4.14 [5]
Total from investment operations	(0.92)	9.48	(28.31)	0.20	10.03	3.81
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(5.84)	(19.05)	(13.56)	(7.28)
Net Asset Value, End of Period	$39.12	$40.04	$30.56	$64.71	$83.56	$87.09
Total Return[1]	(2.32)%[2,6]	31.02%[6]	(43.35)%	(0.39)%	11.56%[6]	4.21%
Ratio of net expenses to average net assets	1.29%[3]	1.33%	1.23%	1.20%	1.18%	1.20%
Ratio of net investment income (loss) to average net assets[1]	(0.74)%[3]	(0.83)%	(0.29)%	(0.36)%	0.09%	(0.56)%
Portfolio turnover	64%[2]	186%	138%	67%	76%	80%
Net assets at end of period (000’s omitted)	$4,640	$8,028	$92,439	$247,396	$561,994	$510,541

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.31%[3]	1.36%	1.26%	1.23%	1.23%	1.25%
Ratio of net investment income (loss) to average net assets	(0.76)%[3]	(0.86)%	(0.32)%	(0.39)%	0.04%	(0.61)%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not Annualized.
[3]	Annualized.
[4]

Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[5]	Per share numbers have been calculated using average shares.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown above.

12

Managers Special Equity Fund

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Special Equity Fund (“Special Equity” or the “Fund”).

The Fund offers both Managers Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

13

Managers Special Equity Fund

Notes to Financial Statements (continued)

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Special Equity
Investments in Securities
Common Stocks[1]	$183,740,457	—	—	$183,740,457
Short-Term Investments	17,730,916	$487,414	—	18,218,330

Total Investments in Securities	$201,471,373	$487,414	—	$201,958,787

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

14

Managers Special Equity Fund

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2010, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was as follows: $23,083 or 0.02% annualized.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2010, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, the Fund incurred overdraft fees of $17.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced by $156.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund has made in the JPMorgan Liquid Assets Money Market Fund - Capital Shares. For the six months ended June 30, 2010, the management fee was reduced by $104.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

15

Managers Special Equity Fund

Notes to Financial Statements (continued)

f. Capital Loss Carryovers

As of June 30, 2010, the Fund had accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,

Special Equity	$145,021,109	2016
	183,621,777	2017

Total	$328,642,886

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 54%. Transactions by these shareholders may have a material impact on the Fund.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets, is 0.90%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the

16

Managers Special Equity Fund

Notes to Financial Statements (continued)

“Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the Fund lent to other Funds in the Fund Family varying amounts up to $1,409,226 over 3 days earning interest of $67. The interest amounts are presented in the Statement of Operations in interest income. For the same period, the Fund did not borrow from any Fund in the Fund Family.

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities and U.S. government obligations, for the six months ended June 30, 2010, were $133,724,183 and $164,024,880, respectively. There were no purchases or sales of U.S. government obligations.

4. Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of this position is not material to the Fund. The Fund’s position in the separate sleeve of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

At a meeting held on June 10-11, 2010, the Trust’s Board of Trustees established a contractual expense limitation with respect to the Fund. Effective July 1, 2010, Managers has contractually agreed, until at least May 1, 2012, to limit the Fund’s total annual operating expenses (exclusive of taxes, interest, shareholder servicing fees, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.19% of average daily net assets of the Fund. Prior to July 1, 2010, the Fund did not have a contractual expense limitation.

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

17

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Manager’s undertaking to implement a contractual expense limitation for the Fund effective July 1, 2010.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Managers Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was below the median performance of the Peer Group for each period and below, below, below and above, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees noted that the Fund’s performance challenges over the previous twelve months were concentrated in the second and third quarters of 2009, when low-quality stocks outperformed higher-quality stocks, and the performance challenges during the second quarter of 2009 were caused in part by the value bias of certain Subadvisors who were replaced by new Subadvisors in May 2009. The Trustees also took into account management’s discussion of the Fund’s more recent performance, noting that the Fund has outperformed the Fund Benchmark in the fourth quarter of 2009 and first quarter of 2010. The Trustees concluded that management has taken appropriate steps to address the Fund’s performance.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted

18

Annual Renewal of Investment Advisory Agreement (continued)

the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to implement an expense limitation for the Fund effective July 1, 2010.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset levels of the Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure. In this regard, the Trustees noted that the Fund currently has four Subadvisors, each managing a portion of the Fund’s portfolio. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, effective July 1, 2010 and through at least May 1, 2012, to limit the Fund’s net annual operating expenses to 1.19%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees are reasonable.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors, in addition to those conclusions discussed above: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) each Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each of the Fund Subadvisors.

19

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

CHICAGO EQUITY PARTNERS BALANCED Chicago Equity Partners, LLC
ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES FQ GLOBAL ESSENTIALS First Quadrant, L.P.
INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2010

Managers Bond Fund

SAR017-0610

Managers Bond Fund

Semi-Annual Report — June 30, 2010 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	15
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	16
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	17
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	18
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	19
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	25

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2010	Expense Ratio for the Period	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Expenses Paid During the Period*
Managers Bond Fund
Based on Actual Fund Return	0.99%	$1,000	$1,058	$5.05
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Bond Fund Performance

All periods ended June 30, 2010 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Managers Bond Fund and the Barclays Capital U.S. Government / Credit Bond Index.

Average Annual Total Returns[1]	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Bond Fund[2,3,4,5]	5.76%	19.82%	6.24%	7.31%	6/1/1984
Barclays Capital U.S. Government/Credit Bond Index[6]	5.49%	9.65%	5.26%	6.48%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2010. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[6]

The Barclays Capital U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays Capital U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Bond Fund

Fund Snapshot

June 30, 2010 (unaudited)

Portfolio Breakdown

Category	Managers Bond Fund**	Barclays Capital U.S. Govt./ Credit Bond Index
Corporate	72.6%	29.0%
Foreign Government	7.1%	7.2%
U.S. Government	7.0%	63.8%
Asset-Backed Securities	3.7%	0.0%
Municipal Bonds	1.3%	0.0%
Preferred Stocks	0.9%	0.0%
Mortgage-Backed Securities	0.3%	0.0%
Other Assets and Liabilities	7.1%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
International Paper Co., 7.950%, 06/15/18*	2.4%
Kinder Morgan Energy Partners L.P., 5.950%, 02/15/18*	2.2
American General Finance Corp., MTN, Series J, 6.900%, 12/15/17*	2.1
USTN, 1.000%, 08/31/11*	2.0
Southwestern Electric Power Co., 6.450%, 01/15/19*	2.0
Canadian Government, 2.000%, 09/01/12*	1.8
Equitable Resources, Inc., 6.500%, 04/01/18*	1.8
Dun & Bradstreet Corp., The, 6.000%, 04/01/13*	1.6
Merrill Lynch & Co., Inc., 6.110%, 01/29/37*	1.6
FNMA, 1.375%, 04/28/11*	1.5

Top Ten as a Group	19.0%

*	Top Ten Holding at December 31, 2009

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Bond Fund

Schedule of Portfolio Investments

June 30, 2010 (unaudited)

Security Description	Principal Amount†			Value
Corporate Bonds - 72.6%
Financials - 21.2%
American General Finance Corp.,
5.400%, 12/01/15		$5,000,000		$3,887,500
MTN, Series J, 6.900%, 12/15/17		57,315,000		45,637,069
American International Group, Inc.,
MTN, Series G, 5.850%, 01/16/18		1,940,000		1,733,875
MTN, Series MP, 5.450%, 05/18/17		485,000		430,438
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,599,134
BNP Paribas SA DN, 7.400%, 06/13/11(a)[4]	IDR	19,645,500,000		2,021,980
Camden Property Trust, 5.700%, 05/15/17		5,205,000		5,420,909
Cantor Fitzgerald L.P.,
6.375%, 06/26/15(a)		13,710,000		13,759,959
7.875%, 10/15/19(a)		10,805,000		11,179,988
CIT Group, Inc.,
7.000%, 05/01/13		106,487		101,961
7.000%, 05/01/14		509,731	[2]	480,421
7.000%, 05/01/15		509,731	[2]	470,227
7.000%, 05/01/16		516,223		471,053
7.000%, 05/01/17		822,711		740,440
Citibank, NA, 15.000%, 07/02/10(a)	BRL	2,000,000		1,108,033
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000		21,986,239
6.125%, 08/25/36		10,760,000		9,779,656
Colonial Realty, L.P., 4.800%, 04/01/11		1,005,000		990,956
Crown Castle Towers LLC, 6.113%, 01/15/20(a)		13,725,000		15,063,929
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		2,255,975
6.500%, 01/15/18		5,000,000		5,319,010
Equity One, Inc., 6.000%, 09/15/17		5,915,000		6,018,264
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		631,588
5.750%, 06/15/17		1,450,000		1,562,382
First Industrial L.P., 5.950%, 05/15/17		15,000,000		14,030,160
GE Capital Australia Funding Pty., Ltd., Series EMTN, 8.000%, 02/13/12	AUD	3,965,000		3,454,209
GE Capital Corp.,
Series EMTN, 9.000%, 01/04/11	NZD	765,000		535,054
Series GMTN, 7.625%, 12/10/14	NZD	9,365,000		6,770,390

The accompanying notes are an integral part of these financial statements.

4

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†			Value
Financials - 21.2% (continued)
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		$3,173,295
3.485%, 03/08/12	SGD	16,500,000		11,992,468
6.500%, 09/28/15	NZD	14,950,000		10,344,534
6.750%, 09/26/16	NZD	6,390,000		4,473,863
GMAC, Inc.
6.000%, 12/15/11		$1,127,000		1,127,000
6.625%, 05/15/12		1,374,000		1,374,000
6.750%, 12/01/14		1,019,000		985,882
6.875%, 09/15/11		158,000		160,172
6.875%, 08/28/12		253,000		253,632
7.000%, 02/01/12		763,000	[2]	767,769
7.250%, 03/02/11		816,000		829,260
7.500%, 12/31/13		584,000		582,540
8.000%, 12/31/18		1,366,000		1,256,720
8.000%, 11/01/31		1,427,000		1,316,408
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	[2]	6,994,308
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		3,671,459
7.500%, 04/15/18		2,405,000		2,585,512
ICICI Bank, Ltd., 6.375%, 04/30/22(a)[7]		900,000		828,009
International Lease Finance Corp.,
5.125%, 11/01/10		720,000		713,700
5.550%, 09/05/12		345,000		324,300
6.375%, 03/25/13		1,730,000		1,621,875
iStar Financial, Inc.,
5.125%, 04/01/11		280,000	[2]	257,600
5.150%, 03/01/12		4,360,000		3,575,200
5.500%, 06/15/12		260,000	[2]	213,200
5.650%, 09/15/11		3,095,000	[2]	2,785,500
5.700%, 03/01/14		15,000		11,062
5.743%, 10/01/12 (10/01/10)[6,9]		8,095,000		5,828,400
5.800%, 03/15/11		640,000	[2]	595,200
5.850%, 03/15/17		325,000		227,500
5.875%, 03/15/16		1,340,000	[2]	938,000
5.950%, 10/15/13		4,725,000		3,732,750
6.050%, 04/15/15		620,000		446,400
8.625%, 06/01/13		425,000		344,250
JPMorgan Chase & Co.,
7.064%, 03/28/11(a)[4]	IDR	932,700,000		97,663
8.179%, 04/12/12(a)[4]	IDR	40,733,437,680		3,894,952

The accompanying notes are an integral part of these financial statements.

5

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†			Value
Financials - 21.2% (continued)
JPMorgan International, 7.455%, 10/21/10(a)[4]	IDR	16,627,462,500		$1,792,281
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		$4,390,000		4,640,730
5.750%, 09/15/15		11,939,000		12,769,560
5.875%, 08/01/33		10,360,000		9,661,114
MBIA Insurance Corp., 14.000%, 01/15/33(a)[7]		525,000	[2]	236,250
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		1,942,512
6.110%, 01/29/37		38,050,000		34,556,097
10.710%, 03/08/17	BRL	2,500,000		1,329,640
MTN, Series C, 6.050%, 06/01/34		22,100,000		22,045,258
Morgan Stanley,
4.750%, 04/01/14		10,715,000		10,733,387
5.550%, 04/27/17		11,000,000		10,910,614
6.625%, 04/01/18		3,095,000		3,243,975
GMTN, Series F, 5.625%, 09/23/19		6,700,000		6,481,667
Mutual of Omaha Insurance Co., 6.800%, 06/15/36(a)		13,925,000		13,740,549
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		6,143,082
National City Corp., 6.875%, 05/15/19		1,905,000		2,138,399
National Life Insurance Co., 10.500%, 09/15/39(a)		5,000,000		5,908,100
PF Export Rec Master Trust, 6.436%, 06/01/15(a)		403,473		423,235
ProLogis Trust,
5.625%, 11/15/15		345,000		330,855
5.750%, 04/01/16		280,000		266,511
Realty Income Corp., 6.750%, 08/15/19		7,675,000		8,470,276
Simon Property Group, L.P., 5.750%, 12/01/15		445,000		489,214
SLM Corp.,
5.000%, 10/01/13		2,060,000		1,969,290
5.000%, 04/15/15		50,000		43,003
5.125%, 08/27/12		540,000		531,962
5.375%, 01/15/13		2,460,000		2,385,482
5.375%, 05/15/14		300,000		274,308
5.400%, 10/25/11		520,000		516,922
8.450%, 06/15/18		18,665,000		17,224,267
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19(a)		8,325,000		9,252,863
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17(a)		4,555,000		4,559,851
Willis North America, Inc.,
6.200%, 03/28/17		5,685,000		5,917,670
7.000%, 09/29/19		2,860,000		3,070,659
Total Financials				460,764,765

The accompanying notes are an integral part of these financial statements.

6

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Industrials - 41.7%
Agilent Technologies, Inc., 6.500%, 11/01/17	$6,945,000	$7,670,433
Albertson’s, Inc.,
6.625%, 06/01/28	1,015,000	740,950
7.450%, 08/01/29	3,195,000	2,651,850
7.750%, 06/15/26	915,000	759,450
American President, Ltd., 8.000%, 01/15/24	250,000	162,500
Anadarko Petroleum Corp., 6.450%, 09/15/36	13,875,000	11,037,271
Anheuser-Busch Companies, Inc., 5.950%, 01/15/33	6,177,000	6,508,717
AT&T Corp.,
6.500%, 03/15/29	6,415,000	6,873,846
6.500%, 09/01/37	140,000	155,281
Avnet, Inc.,
5.875%, 03/15/14	11,000,000	11,918,830
6.000%, 09/01/15	5,340,000	5,786,419
6.625%, 09/15/16	1,370,000	1,525,402
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000	1,321,136
BellSouth Corp., 6.000%, 11/15/34	2,370,000	2,448,833
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000	195,868
CenturyTel, Series P, 7.600%, 09/15/39	9,335,000	8,849,645
CIGNA Corp., 6.150%, 11/15/36	6,830,000	7,024,956
Comcast Corp.,
5.650%, 06/15/35	8,370,000	8,244,232
6.500%, 11/15/35	740,000	804,754
6.950%, 08/15/37	19,230,000	21,874,625
Continental Airlines, Inc.,
5.983%, 04/19/22	17,813,836	17,475,373
6.795%, 08/02/20	36,045	33,162
Series 00A1, 8.048%, 11/01/20	85,803	88,162
Series B, 6.903%, 04/19/22	5,546,329	5,102,623
Corn Products International, Inc., 6.625%, 04/15/37	4,055,000	4,234,709
Corning, Inc.,
6.850%, 03/01/29	9,142,000	10,248,749
7.250%, 08/15/36	1,185,000	1,326,549
CSX Corp., 6.000%, 10/01/36	7,909,000	8,476,993
Cummins Engine Co., Inc.,
5.650%, 03/01/98	11,235,000	9,607,655
6.750%, 02/15/27	2,853,000	3,057,081
7.125%, 03/01/28	50,000	55,603
Cytec Industries, Inc., 6.000%, 10/01/15	875,000	961,801
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,672,559

The accompanying notes are an integral part of these financial statements.

7

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 41.7% (continued)
Delta Air Lines, Inc.,
8.021%, 08/10/22	$13,504,343		$12,862,887
Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	5,175,000		5,278,500
Dillards, Inc., 7.000%, 12/01/28	225,000		184,500
DP World, Ltd., 6.850%, 07/02/37(a)	28,350,000		22,552,056
Duke Energy Field Services LLC, 6.450%, 11/03/36(a)	2,615,000		2,660,064
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000		35,067,588
El Paso Corp., 6.950%, 06/01/28	1,030,000		922,155
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000		727,872
6.625%, 10/15/36	1,805,000		1,732,264
Enterprise Products Operating L.P., 6.300%, 09/15/17	8,440,000		9,441,187
Equifax, Inc., 7.000%, 07/01/37	4,421,000		4,875,333
Equitable Resources, Inc., 6.500%, 04/01/18	35,420,000		38,546,665
ERAC USA Finance Co.,
6.375%, 10/15/17(a)	4,910,000		5,527,084
6.700%, 06/01/34(a)	1,250,000		1,332,410
7.000%, 10/15/37(a)	19,033,000		20,740,241
Foot Locker, Inc., 8.500%, 01/15/22	570,000		535,800
Ford Motor Co., 6.375%, 02/01/29	1,990,000		1,522,350
Freescale Semiconductor, Inc., 10.125%, 12/15/16	270,000	[2]	216,000
GATX Corp., 4.750%, 10/01/12	8,965,000		9,437,778
GTE Corp., 6.940%, 04/15/28	130,000		143,018
Intel Corp.,
2.950%, 12/15/35[9]	6,230,000		5,918,500
3.250%, 08/01/39(a)[9]	15,000,000		16,893,750
International Paper Co.,
7.500%, 08/15/21	1,000,000		1,170,895
7.950%, 06/15/18	44,098,000		52,502,683
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,910,902
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000		3,170,657
5.950%, 02/15/18	44,630,000		48,202,096
KLA Instruments Corp., 6.900%, 05/01/18	15,425,000		17,255,870
Lowe’s Companies, Inc., 6.875%, 02/15/28	500,000		602,216
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		2,861,100
6.500%, 01/15/28	305,000		201,300
Marks & Spencer Group PLC, 7.125%, 12/01/37(a)	4,725,000		4,954,238

The accompanying notes are an integral part of these financial statements.

8

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Industrials - 41.7% (continued)
Masco Corp.,
5.850%, 03/15/17	$8,150,000	$7,950,366
6.500%, 08/15/32	955,000	807,335
7.125%, 03/15/20	9,065,000	8,801,988
7.750%, 08/01/29	820,000	790,614
Methanex Corp., 6.000%, 08/15/15	3,825,000	3,719,277
Missouri Pacific Railroad Co., 5.000%, 01/01/45	825,000	606,548
Motorola, Inc.,
6.500%, 09/01/25	1,345,000	1,339,215
6.500%, 11/15/28	1,430,000	1,443,009
8.000%, 11/01/11	1,075,000	1,153,823
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000	2,788,411
News America, Inc.,
6.150%, 03/01/37	4,075,000	4,249,936
6.200%, 12/15/34	2,675,000	2,817,358
6.400%, 12/15/35	5,300,000	5,768,191
NGPL Pipeco LLC, 7.119%, 12/15/17(a)	21,980,000	20,963,535
Northwest Airlines, Inc., 8.028%, 11/01/17	7,293,735	6,783,174
ONEOK Partners, L.P.,
6.000%, 06/15/35	9,210,000	8,683,695
6.650%, 10/01/36	2,650,000	2,718,322
Owens & Minor, Inc., 6.350%, 04/15/16	1,355,000	1,364,597
Owens Corning, Inc.,
6.500%, 12/01/16	4,560,000	4,851,790
7.000%, 12/01/36	9,175,000	9,130,391
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000	5,681,753
7.000%, 06/15/18	26,505,000	28,412,724
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40(a)	8,885,000	8,706,163
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000	3,006,746
6.500%, 05/01/18	8,975,000	9,877,661
6.650%, 01/15/37	5,960,000	5,952,473
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000	7,533,600
6.375%, 05/15/33	4,670,000	3,595,900
Qantas Airways, Ltd., 6.050%, 04/15/16(a)	11,800,000	12,228,446
Questar Market Resources, Inc., 6.800%, 04/01/18	27,465,000	28,746,544
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000	582,800
6.875%, 07/15/28	1,190,000	1,005,550
7.625%, 08/03/21	2,135,000	2,006,900

The accompanying notes are an integral part of these financial statements.

9

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Industrials - 41.7% (continued)
Qwest Corp.,
6.500%, 06/01/17	$155,000	$156,162
6.875%, 09/15/33	7,209,000	6,614,258
7.200%, 11/10/26	435,000	406,725
7.250%, 09/15/25	1,185,000	1,137,600
7.250%, 10/15/35	2,165,000	1,986,388
7.500%, 06/15/23	739,000	707,592
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	8,851,280
7.250%, 06/15/37	2,000,000	2,057,646
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,188,918
Samsung Electronics Co., Ltd., 7.700%, 10/01/27(a)	3,960,000	4,599,647
Southern Natural Gas Co., 5.900%, 04/01/17(a)	4,765,000	5,048,341
Talisman Energy, Inc.,
5.850%, 02/01/37	2,650,000	2,754,394
6.250%, 02/01/38	3,140,000	3,349,319
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,210,000	2,750,119
6.375%, 11/15/33	3,170,000	2,838,662
Telekom Malaysia Berhad, 7.875%, 08/01/25(a)	250,000	314,636
Texas Eastern Transmission, L.P., 6.000%, 09/15/17(a)	3,000,000	3,430,101
Toll Brothers Finance Corp., 5.150%, 05/15/15	3,785,000	3,710,004
Toro Co., The, 6.625%, 05/01/37	6,810,000	6,907,887
Transocean, Inc., 7.375%, 04/15/18	500,000	474,348
U.S. Steel Corp.,
6.650%, 06/01/37	3,595,000	3,091,700
7.000%, 02/01/18	7,310,000	7,227,762
United Airlines, Inc., 6.636%, 07/02/22	16,580,715	15,254,258
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000	13,576,677
6.500%, 06/15/37	310,000	334,489
6.625%, 11/15/37	1,540,000	1,692,760
USG Corp., 6.300%, 11/15/16	1,410,000	1,216,125
V.F. Corp., 6.450%, 11/01/37	9,334,000	10,521,714
Vale Overseas Ltd., 6.875%, 11/01/36	3,665,000	3,820,803
Verizon Global Funding Corp., 5.850%, 09/15/35	2,285,000	2,357,025
Verizon Maryland, Inc., 5.125%, 06/15/33	1,055,000	933,084
Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,755,000	1,984,572
Viacom, Inc., 6.875%, 04/30/36	20,000	22,641
Weatherford International, Inc., 6.500%, 08/01/36	1,565,000	1,418,159

The accompanying notes are an integral part of these financial statements.

10

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 41.7% (continued)
Wellpoint, Inc., 6.375%, 06/15/37		$12,195,000	$13,161,832
Western Union Co., 6.200%, 11/17/36		12,735,000	13,579,038
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	12,067,193
7.375%, 10/01/19		3,915,000	4,136,988
7.375%, 03/15/32		1,930,000	1,906,664
White Pine Hydro LLC,
6.310%, 07/10/17(a)		1,700,000	1,735,632
6.960%, 07/10/37(a)		1,645,000	1,613,597
Williams Cos., Inc., Series A, 7.500%, 01/15/31		741,000	788,218
Wyndham Worldwide Corp.,
6.000%, 12/01/16		6,430,000	6,238,193
7.375%, 03/01/20		7,220,000	7,406,637
Total Industrials			905,284,599
Utilities - 9.7%
Abu Dhabi National Energy Co., 7.250%, 08/01/18(a)		21,130,000	22,752,573
Ameren Energy Generating Co., 7.000%, 04/15/18		22,700,000	24,159,315
Baltimore Gas & Electric Co., 5.200%, 06/15/33		1,470,000	1,428,902
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34		10,600,854	11,074,273
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		15,155,000	15,026,698
Empresa Nacional de Electricidad, 7.875%, 02/01/27		2,900,000	3,230,252
Illinois Power Co., 6.250%, 04/01/18		26,000,000	28,758,470
ITC Holdings Corp.,
5.875%, 09/30/16(a)		2,410,000	2,628,777
6.375%, 09/30/36(a)		3,605,000	3,726,759
Mackinaw Power LLC, 6.296%, 10/31/23(a)		9,200,513	9,427,581
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	30,710,378
6.800%, 01/15/19		11,625,000	12,941,822
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	43,091,414
Tenaga Nasional Berhad, 7.500%, 11/01/25(a)		2,000,000	2,433,006
Total Utilities			211,390,220
Total Corporate Bonds (cost $1,499,001,527)			1,577,439,584
Foreign Government Obligations - 7.1%
Alberta, Province of, 5.930%, 09/16/16	CAD	130,022	135,049
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000	3,213,470
12.500%, 01/05/22	BRL	5,160,000	3,237,507

The accompanying notes are an integral part of these financial statements.

11

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†			Value
Foreign Government Obligations - 7.1% (continued)
Canadian Government,
1.000%, 09/01/11	CAD	2,660,000		$2,496,684
1.250%, 12/01/11	CAD	400,000		376,163
2.000%, 09/01/12	CAD	41,000,000		38,886,356
2.750%, 12/01/10	CAD	7,940,000		7,520,904
3.500%, 06/01/13	CAD	5,964,000		5,863,886
3.750%, 09/01/11	CAD	4,160,000		4,028,113
3.750%, 06/01/12	CAD	12,235,000		12,003,069
European Investment Bank,
6.219%, 04/24/13(a)[4]	IDR	50,074,770,000		4,648,695
6.588%, 03/10/21[4]	AUD	5,000,000		2,104,285
7.000%, 01/18/12	NZD	5,508,000		3,932,912
11.250%, 02/14/13	BRL	13,490,000		7,748,791
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		2,984,340
8.347%, 05/20/13[4]	IDR	45,580,000,000		3,970,212
Series EMTN, 9.990%, 09/23/13[4]	IDR	33,430,000,000		2,825,969
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	5,800,000		4,159,710
Mexican Government,
8.000%, 12/07/23	MXN	141,360,000		11,641,688
9.000%, 12/20/12	MXN	26,900,000		2,253,202
Series M 10, 7.250%, 12/15/16	MXN	31,000,000		2,482,531
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	10,320,000		8,766,084
New Zealand Government Bond, Series 413, 6.500%, 04/15/13	NZD	11,870,000		8,632,809
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000		3,581,769
Queensland Treasury Corp., 7.125%, 09/18/17(a)	NZD	7,500,000		5,596,444
Total Foreign Government Obligations (cost $148,820,398)				153,090,641
U.S. Government and Agency Obligations - 7.0%
Federal Home Loan Mortgage Corporation - 2.7%
FHLMC, 1.625%, 09/26/12		$16,600,000	[2]	16,878,017
FHLMC, 1.625%, 04/15/13		16,595,000		16,845,900
FHLMC, 2.125%, 09/21/12		24,895,000		25,596,890
FHLMC, Gold, 5.000%, 12/01/31		138,351		147,266
Total Federal Home Loan Mortgage Corporation				59,468,073
Federal National Mortgage Association - 2.3%
FNMA, 1.375%, 04/28/11		33,195,000		33,458,933
FNMA, 1.875%, 04/20/12		10,325,000	[2]	10,541,102
FNMA, 4.000%, 10/01/18		5,287,593		5,591,526
FNMA, 6.000%, 07/01/29		11,138		12,338
Total Federal National Mortgage Corporation				49,603,899

The accompanying notes are an integral part of these financial statements.

12

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
U.S. Treasury Notes - 2.0%
USTN, 1.000%, 08/31/11	$43,530,000	$43,812,249
Total U.S. Government and Agency Obligations (cost $150,792,101)		152,884,221
Municipal Bonds - 1.3%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	5,035,000	3,602,190
California State, 4.500%, 08/01/27 (AMBAC Insured)	950,000	873,278
California State, 4.500%, 10/01/29	2,655,000	2,370,331
California State, 4.500%, 08/01/30	665,000	591,690
California State, 4.500%, 08/01/30 (AMBAC Insured)	770,000	685,115
California State, Variable Purpose, 3.250%, 12/01/27 (NATL-RE Insured)	495,000	385,783
California State, Variable Purpose, 4.500%, 12/01/33 (AMBAC Insured)	2,330,000	2,017,873
Chicago Illinois O’Hare International Airport Revenue, Series 2008 A, 4.500%, 01/01/38 (AGM Insured)	315,000	296,081
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34	3,025,000	2,315,940
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28 (NATL-RE Insured)	765,000	608,290
San Jose Redevelopment Agency, 3.750%, 08/01/28 (MBIA Insured)	280,000	235,970
Tobacco Settlement Financing Corp., VA, 6.706%, 06/01/46	21,620,000	14,592,419
Total Municipal Bonds (cost $37,341,902)		28,574,961
Asset-Backed Securities - 3.7%
Chase Issuance Trust, Series 2007-B1, Class B1, 2.721%, 04/15/19 (07/15/10)[6]	17,040,000	16,322,556
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13(a)	10,010,000	9,997,228
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/14	5,539,409	5,727,628
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	15,450,000	16,508,364
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31(a)	15,344,076	15,542,337
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000	7,370,790
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000	4,229,079
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/39(a)	4,901,213	5,096,977
Total Asset-Backed Securities (cost $75,600,558)		80,794,959
Mortgage-Backed Securities - 0.3%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,449,630	1,491,634
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000	3,027,604
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40[7]	1,704,000	1,617,942
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.983%, 06/15/49[7]	305,000	298,402
Total Mortgage-Backed Securities (cost $5,269,627)		6,435,582

	Shares
Preferred Stocks - 0.9%
Bank of America Corp., 6.375%	20,000	385,000
Bank of America Corp., Series L, 7.250%[9]	7,808	7,089,664
Comcast Corp. Series B, 7.000%	207,547	5,267,543
Entergy New Orleans, Inc., 4.750%	482	38,048
Entergy New Orleans, Inc., 5.560%	100	9,241
FNMA, Series S, 8.250%*	355,700	120,938

The accompanying notes are an integral part of these financial statements.

13

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Preferred Stocks - 0.9% (continued)
GMAC Preferred, 9.000%,(a)	1,560	$1,212,559
Newell Financial Trust I, 5.250%[9]	90,628	3,171,980
SLM Corp., 6.000%	41,250	694,650
Sovereign Capital Trust IV, 4.375%[9]	34,236	1,082,713
Wisconsin Electric Power Co., 3.600%	3,946	287,811
Total Preferred Stocks (cost $24,590,368)		19,360,147
Short-Term Investments - 7.6%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,8]	1,652,054	322,151
BNY Mellon Overnight Government Fund, 0.03%[3]	16,555,000	16,555,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.13%	83,047,931	83,047,931
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.21%	66,176,253	66,176,253
Total Short-Term Investments (cost $167,431,238)		166,101,335
Total Investments - 100.5% (cost $2,108,847,719)		2,184,681,430
Other Assets, less Liabilities - (0.5)%		(1 1,282,183)
Net Assets - 100.0%		$2,173,399,247

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments.

Based on the approximate cost of investments of $2,109,589,740 for Federal income tax purposes at June 30, 2010, the aggregate gross unrealized appreciation and depreciation were $126,993,919 and $51,902,229, respectively, resulting in a net unrealized appreciation of investments of $75,091,690.

*	Non-income-producing security.
†	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2010, the value of these securities amounted to $300,230,519 or 13.8% of net assets.
[1]	Yield shown for an investment company represents the June 30, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2010, amounting to $17,635,521 or 0.8% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Represents yield to maturity at June 30, 2010.
[5]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent or broker. Illiquid securities at June 30, 2010 amounted to $59,043,071 or 2.7% of net assets.

[6]	Floating Rate Security. The rate listed is as of June 30, 2010. Date in parentheses represents the security’s next coupon rate reset.
[7]	Variable Rate Security. The rate listed is as of June 30, 2010 and is periodically reset subject to terms and conditions set forth in the debenture.
[8]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily. (See note 9 in the Notes to the Financial Statements.)

[9]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks at June 30, 2010 amounted to $28,640,650 or 1.3% of net assets and $11,344,357 or 0.5% of net assets, respectively.

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
AMBAC:	American Municipal Bond Assurance Corp.
EMTN:	European Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Insurance Facility
GMAC:	General Motors Acceptance Corp.
GMTN:	Global Multi-Currency Notes
MBIA:	MBIA Insurance Corp.
MTN:	Medium Term Note
NATL-RE:	National Public Finance Guarantee Corporation
USTN:	United States Treasury Notes

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	euro
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NZD:	New Zealand Dollar
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

14

Managers Bond Fund

Statement of Assets and Liabilities

June 30, 2010 (unaudited]

Assets:
Investments at value (including securities on loan valued at $17,635,521)*	$2,184,681,430
Foreign currency**	2,460
Receivable for investments sold	2,312,065
Receivable for Fund shares sold	4,472,185
Receivable from affiliate	141,237
Dividends, interest and other receivables	26,269,968
Prepaid expenses	96,339
Total assets	2,217,975,684
Liabilities:
Payable for Fund shares repurchased	3,828,870
Payable upon return of securities loaned	18,207,054
Payable for investments purchased	20,151,759
Other payables	103,641
Accrued expenses:
Investment advisory and management fees	1,106,323
Administrative fees	442,529
Other	736,261
Total liabilities	44,576,437
Net Assets	$2,173,399,247
Shares outstanding	86,467,836
Net asset value, offering and redemption price per share	$25.14
Net Assets Represent:
Paid-in capital	$2,200,509,207
Undistributed net investment income	366,693
Accumulated net realized loss from investments and foreign currency transactions	(103,259,917)
Net unrealized appreciation of investments and foreign currency translations	75,783,264
Net Assets	$2,173,399,247

* Investments at cost	$2,108,847,719
** Foreign currency at cost	$2,499

The accompanying notes are an integral part of these financial statements.

15

Managers Bond Fund

Statement of Operations

For the six months ended June 30, 2010 (unaudited]

Investment Income:
Interest income	$60,158,844
Dividend income	799,527
Securities lending fees	13,043
Total investment income	60,971,414
Expenses:
Investment management and advisory fees	6,763,376
Administrative fees	2,705,350
Transfer agent	1,319,032
Professional fees	233,438
Custodian	190,649
Reports to shareholders	144,495
Trustees fees and expenses	91,446
Registration fees	49,113
Miscellaneous	65,182
Total expenses before offsets	11,562,081
Expense reimbursements	(847,348)
Fee waivers	(5,305)
Expense reductions	(1,546)
Net expenses	10,707,882
Net investment income	50,263,532
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(31,715,705)
Net realized loss on foreign currency transactions	(837,367)
Net unrealized appreciation of investments	105,355,194
Net unrealized depreciation of foreign currency translations	(228,581)
Net realized and unrealized gain	72,573,541
Net increase in net assets resulting from operations	$122,837,073

The accompanying notes are an integral part of these financial statements.

16

Managers Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 (unaudited) and for the year ended December 31, 2009

	2010	2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$50,263,532	$120,096,032
Net realized loss on investments and foreign currency transactions	(32,553,072)	(59,485,276)
Net unrealized appreciation of investments and foreign currency translations	105,126,613	486,057,459
Net increase in net assets resulting from operations	122,837,073	546,668,215
Distributions to Shareholders:
From net investment income	(47,881,008)	(118,309,043)
From Capital Share Transactions:
Proceeds from sale of shares	283,268,554	684,473,826
Reinvestment of dividends and distributions	44,564,769	108,826,420
Cost of shares repurchased	(423,091,838)	(916,876,877)
Net decrease from capital share transactions	(95,258,515)	(123,576,631)
Total increase (decrease) in net assets	(20,302,450)	304,782,541
Net Assets:
Beginning of period	2,193,701,697	1,888,919,156
End of period	$2,173,399,247	$2,193,701,697
End of period undistributed net investment income (loss)	$366,693	($2,015,831)

Share Transactions:
Sale of shares	11,350,077	31,756,529
Reinvested shares	1,787,567	5,009,261
Shares repurchased	(16,966,003)	(42,593,625)
Net decrease in shares	(3,828,359)	(5,827,835)

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2010 (unaudited)	For the year ended December 31,
Managers Bond Fund		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$24.29	$19.65	$25.34	$24.84	$24.11	$24.58
Income from Investment Operations:
Net investment income	0.57 [5]	1.30 [5]	1.42 [5]	1.22 [5]	1.08	0.88
Net realized and unrealized gain (loss) on investments	0.83 [5]	4.62 [5]	(5.42)[5]	0.49 [5]	0.75	(0.32)
Total from investment operations	1.40	5.92	(4.00)	1.71	1.83	0.56
Less Distributions to Shareholders from:
Net investment income	(0.55)	(1.28)	(1.41)	(1.21)	(1.10)	(0.88)
Net realized gain on investments	—	—	(0.28)	(0.00)[4]	—	(0.15)
Total distributions to shareholders	(0.55)	(1.28)	(1.69)	(1.21)	(1.10)	(1.03)
Net Asset Value, End of Period	$25.14	$24.29	$19.65	$25.34	$24.84	$24.11
Total Return[1]	5.80%[3,6]	31.12%[3]	(16.31)%	7.06%	7.79%[3]	2.29%
Ratio of net expenses to average net assets	0.99%[7]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	4.65%[7]	5.93%	6.10%	4.91%	4.52%	3.36%
Portfolio turnover	8%[6]	23%	39%	21%	46%	26%
Net assets at end of period (000’s omitted)	$2,173,399	$2,193,702	$1,888,919	$2,022,891	$906,776	$426,448

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.07%[7]	1.10%	1.10%	0.99%	1.02%	1.02%
Ratio of net investment income to average net assets	4.57%[7]	5.82%	5.99%	4.91%	4.49%	3.33%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[4]	Rounds to less than $0.01.
[5]	Per share numbers have been calculated using average shares.
[6]	Not Annualized.
[7]	Annualized.

18

Notes to Financial Statements

June 30, 2010 (unaudited)

1. Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Bond Fund (“the Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board of Trustees, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

19

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of June 30, 2010, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Managers Bond
Investments in Securities
Corporate Bonds[1]	—	$1,577,439,584	—	$1,577,439,584
Foreign Government Obligations	—	153,090,641	—	153,090,641
Municipal Bonds	—	28,574,961	—	28,574,961
Asset-Backed Securities	—	80,794,959	—	80,794,959
U.S. Government and Agency Obligations[2]	—	152,884,221	—	152,884,221
Mortgage-Backed Securities	—	6,435,582	—	6,435,582
Preferred Stocks	$19,360,147	—	—	19,360,147
Short-Term Investments	165,779,184	322,151	—	166,101,335

Total Investments	$185,139,331	$1,999,542,099	—	$2,184,681,430

[1]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	All U.S. Government and Agency Obligations held in the Funds are Level 2 securities. For a detailed break-out of these securities, please refer to the Schedule of Portfolio Investments.

20

Notes to Financial Statements (continued)

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2010, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2010, the Fund had no overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2010, the transfer agent expense was reduced by $1,546.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund has made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2010, the management fee was reduced by $5,305.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITS, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006-2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. Capital Loss Carryovers

As of June 30, 2010, the Fund had $69,964,824 in accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes. This amount may be used to offset realized capital gains, if any, through December 31, 2017.

21

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2010, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 39%. Transactions by these shareholders may have a material impact on the Fund.

h. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2010, the annual investment management fee rate, as a percentage of average daily net assets, was 0.625%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The Investment Manager has contractually agreed, through at least May 1, 2011, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) of the Fund exceed 0.99% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2010, the Fund made no such repayments to the Investment Manager. At June 30, 2010, the cumulative amount of expense reimbursement by the Investment Manager subject to repayment by the Fund equaled $5,661,222.

The aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. The Chairman of the Audit Committee receives an additional payment of $5,000 per year. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be

22

Notes to Financial Statements (continued)

continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Family of Funds (the “Fund Family”). Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Funds’ Board of Trustees (the “Board”), and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2010, the Fund lent to other Funds in the Fund Family varying amounts up to $2,081,733 for 7 days earning interest of $159. The interest amounts are included in the Statement of Operations in interest income. For the same period, the Fund did not borrow from any Fund in the Fund Family.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2010, were $133,765,378 and $180,758,012, respectively. Purchases and sales of U.S. government obligations for the six months ended June 30, 2010, were $38,206,937 and $89,622,857, respectively.

4. Portfolio Securities Loaned

The Fund may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

In September of 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain defaulted debt obligations, and that BNYM had established a separate sleeve of the ICRF to hold these securities. The net impact of these positions is not material to each Fund. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5. Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Risks Associated with High Yield Securities (High Yield)

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

23

Notes to Financial Statements (continued)

7. Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. Forward Foreign Currency Contracts

The Fund may invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Fund’s financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. There were no forward currency contracts held during the year.

The Fund may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge foreign currency exchange rate risk on its non-U. S. Dollar denominated investment securities. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U. S. dollar.

9. Subsequent Events

On July 1, 2010, paperwork was filed with the appropriate authorities in order to enact a legal entity name change for PNC Global Investment Servicing (U.S.) Inc. to BNY Mellon Investment Servicing (US) Inc., due to the acquisition of the company by The Bank of New York Mellon.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is now fair valuing its position in the ICRF daily.

24

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 10-11, 2010, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Bond Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 10-11, 2010, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2010 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Capital U.S. Government/Credit Index, for each period. The Board took into account management’s discussion of the Fund’s performance, including the fact that over the previous year the Fund has outperformed the Fund Benchmark by a wide margin and exceeded nearly all of the mutual funds in the Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s performance during relevant time periods as compared to the Fund’s Peer Group and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of

25

Annual Renewal of Investment Advisory Agreement (continued)

providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions over the past eighteen months, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2010 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through April 1, 2011, to limit the Fund’s net annual operating expenses to 0.99%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management Agreement and the Subadvisory Agreement, in addition to those conclusions discussed above: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) the Subadvisor is reasonably likely to execute its Investment Strategy consistently over time; and (d) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 10-11, 2010, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund’s Subadvisor.

26

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: September 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: September 8, 2010

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: September 8, 2010